As filed with the Securities and Exchange Commission on April 29, 1999


                                              1933 Act Registration No.  2-98149
                                              1940 Act Registration No. 811-4312

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 27 [X]


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                              Amendment No. 27 [X]


                          PAINEWEBBER MUTUAL FUND TRUST
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000


                            DIANNE E. O'DONNELL, ESQ.

                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:


                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.

                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate   Date  of  Proposed  Public   Offering:   Effective  Date  of  this
Post-Effective Amendment.

It is proposed that this filing will become effective:

[ ]  Immediately  upon  filing  pursuant  to Rule 485(b)
[ ]  On pursuant to Rule 485(b)
[ ]  60 days after  filing  pursuant  to Rule  485(a)(1)

[X]  On June 30, 1999  pursuant  to Rule  485(a)(1)

[ ]  75 days after  filing  pursuant  to Rule 485(a)(2)
[ ]  On pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest.

PAINEWEBBER
CALIFORNIA TAX-FREE INCOME FUND

PAINEWEBBER
NATIONAL TAX-FREE INCOME FUND

PAINEWEBBER
MUNICIPAL HIGH INCOME FUND

PAINEWEBBER
NEW YORK TAX-FREE INCOME FUND

                         -------------------------------

                                   PROSPECTUS

                                  JUNE 30, 1999

                         -------------------------------


This prospectus offers shares in PaineWebber's four municipal bond funds. Each fund offers four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

The funds are not appropriate investments for tax-advantaged accounts.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


  -----------------------------------------------------------------------------

                                    CONTENTS

                                    THE FUNDS

  -----------------------------------------------------------------------------
What every investor            3      California Tax-Free Income Fund
should know about
the funds                      6      National Tax-Free Income Fund

                               9      Municipal High Income Fund

                              12      New York Tax-Free Income Fund

                              16      More About Risks and Investment Strategies

                                 YOUR INVESTMENT

  -----------------------------------------------------------------------------
Information for               18      Managing Your Fund Account
managing your fund                    - Flexible Pricing
account                               - Buying Shares
                                      - Selling Shares
                                      - Exchanging Shares
                                      - Pricing and Valuation

                             ADDITIONAL INFORMATION

  -----------------------------------------------------------------------------

Additional important          23      Management
information about the
funds                         24      Dividends and Taxes

                              25      Financial Highlights

  -----------------------------------------------------------------------------
Where to learn more
about PaineWebber             Back Cover
mutual funds

                  ---------------------------------------------
                     The funds are not complete or
                     balanced investment programs.
                  ---------------------------------------------

PaineWebber California Tax-Free Income Fund
------------------------------------------------------------

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

High current income exempt from federal income tax and California personal income tax, consistent with the preservation of capital and liquidity within the fund's quality standards.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all its assets in California municipal bonds. These are bonds and similar securities that are exempt from federal income tax and from California personal income tax. The fund may invest up to 20% of its total assets in California municipal bonds that are subject to the federal alternative minimum tax.

The fund invests primarily in California municipal bonds that are investment grade, but it also invests, to a lesser extent, in lower rated bonds. The fund uses interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a "top down" investment process to select bonds for the fund Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are more attractive for longer or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Because the fund concentrates its investments in California, it will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund. The fund is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. The fund also is subject to credit risk in that the issuers of its portfolio securities may not make principal or interest payments when due. The market for municipal bonds can be adversely affected by legislative proposals to eliminate or limit the tax-exempt status of municipal bond interest or the fund's dividends.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o    Single State Concentration Risk

o    Interest Rate Risk

o    Credit Risk

o    Political Risk

o    Related Securities Concentration Risk

o    Prepayment ("Call") Risk

o    Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber California Tax-Free Income Fund
------------------------------------------------------------




PERFORMANCE



RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


CALIFORNIA TAX-FREE INCOME FUND -- TOTAL RETURN ON CLASS A SHARES


                               [INSERT BAR CHART]



NOTE:  Calendar year-to-date total return as of March 31, 1999 --         %
         Best quarter during years shown:         quarter, 19  --         %
         Worst quarter during years shown:       quarter, 19   --         %

         AVERAGE ANNUAL TOTAL RETURNS
         as of December 31, 1998

                                                                                                     LEHMAN BROTHERS
CLASS                     CLASS A              CLASS B*             CLASS C           CLASS Y         MUNICIPAL BOND
(INCEPTION DATE)         (9/16/85)             (7/1/91)            (7/2/92)           (2/5/98)            INDEX

One Year                                                                                                    %

Five Years                                                                              N/A                 %

Ten Years                                         N/A                 N/A               N/A                 %

Life of Class                                                                                              **
-----------

*        Reflects conversion of Class B shares to Class A after six years.

**       Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class
         A -- ___%; Class B -- ___%; Class C -- ___%; Class Y -- ___%.

PaineWebber California Tax-Free Income Fund
-----------------------------------------------------------


EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)


                                                       CLASS A               CLASS B             CLASS C              CLASS Y
Maximum Sales
Charge (Load) Imposed on Purchases (as a
% of offering price)                                     4%                   None                None                 None
Maximum
Contingent Deferred
Sales Charge (Load) (CDSC)
(as a % of offering price)                              None                   5%                 0.75%                None
Exchange Fee                                            None                  None                None                 None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                       CLASS A               CLASS B             CLASS C              CLASS Y
Management Fees                                         0.50%                 0.50%               0.50%                0.50%
Distribution and/or Service
(12b-1) Fees                                            0.25                  1.00                0.75                 0.00

Other Expenses

Total Annual Fund Operating Expenses

Expense Reimbursement*

Net Expenses*

-------------

*        The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rates for each class as shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.


EXAMPLE

This example is intended to help you compare the cost of investing in PaineWebber California Tax-Free Income Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR           3 YEARS            5 YEARS           10 YEARS

Class A
Class B (assuming sales of all shares at end of period)
Class B (assuming no sales of shares)
Class C (assuming sales of all shares at end of period)
Class C (assuming no sales of shares)
Class Y

PaineWebber National Tax-Free Income Fund
-----------------------------------------------------------------------------


PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS




FUND OBJECTIVE

High current income exempt from federal income tax, consistent with the preservation of capital and liquidity within the fund's quality standards.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all its assets in municipal bonds. These are bonds and similar securities that are exempt from federal income tax. The fund may invest up to 20% of its total assets in municipal bonds that are subject to the federal alternative minimum tax.

The fund invests primarily in municipal bonds that are investment grade, but it also invests, to a lesser extent, in lower rated bonds. The fund uses interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a "top down" investment process to select bonds for the fund Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are more attractive for longer or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. The fund also is subject to credit risk in that the issuers of its portfolio securities may not make principal or interest payments when due. The market for municipal bonds can be adversely affected by legislative proposals to eliminate or limit the tax-exempt status of municipal bond interest or the fund's dividends.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o    Interest Rate Risk

o    Credit Risk

o    Political Risk

o    Related Securities Concentration Risk

o    Prepayment ("Call") Risk

o    Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber National Tax-Free Income Fund
-----------------------------------------------------------------------------


PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


NATIONAL TAX-FREE INCOME FUND -- TOTAL RETURN ON CLASS A SHARES


                               [INSERT BAR CHART]


NOTE:    Calendar year-to-date total return as of March 31, 1999 --         %
         Best quarter during years shown:         quarter, 19    --         %
         Worst quarter during years shown:       quarter, 19     --         %

         AVERAGE ANNUAL TOTAL RETURNS
         as of December 31, 1998


                                                                                                     LEHMAN BROTHERS
CLASS                     CLASS A              CLASS B*             CLASS C           CLASS Y         MUNICIPAL BOND
(INCEPTION DATE)         (12/3/84)             (7/1/91)            (7/2/92)          (11/3/95)            INDEX
One Year                                                                                                    %

Five Years                                                                              N/A                 %

Ten Years                                        N/A                  N/A               N/A                 %

Life of Class                                                                                              **
-----------

*        Reflects conversion of Class B shares to Class A after six years.
**       Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class
         A -- ___%; Class B -- ___%; Class C -- ___%; Class Y -- ___%.

PaineWebber National Tax-Free Income Fund
-----------------------------------------------------------------------------


EXPENSES AND FEE TABLES


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                      CLASS A              CLASS B               CLASS C                CLASS Y
Maximum Sales
Charge (Load) Imposed on Purchases (as a % of
offering price)                                         4%                   None                  None                  None
Maximum
Contingent Deferred
Sales Charge (Load) (CDSC)
(as a % of offering price)                             None                   5%                   0.75%                 None
Exchange Fee                                           None                  None                  None                  None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                     CLASS A               CLASS B               CLASS C               CLASS Y
Management Fees                                        0.50%                 0.50%                 0.50%                 0.50%
Distribution and/or Service
(12b-1) Fees                                           0.25                  1.00                  0.75                  0.00
Other Expenses
Total Annual Fund
Operating Expenses


EXAMPLE

This example is intended to help you compare the cost of investing in PaineWebber National Tax-Free Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                 1 YEAR            3 YEARS            5 YEARS           10 YEARS
Class A
Class B (assuming  sales of all shares at end of period)
Class B  (assuming  no sales of shares)
Class C (assuming sales of all shares at end of period)
Class C (assuming no sales of shares)
Class Y

PaineWebber Municipal High Income Fund
------------------------------------------------------------



PAINEWEBBER MUNICIPAL HIGH INCOME FUND


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

High current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all of its assets in municipal bonds. These are bonds and similar securities that are exempt from federal income tax. The fund may invest without limit in municipal bonds that are subject to the federal alternative minimum tax (AMT). The fund invests in these bonds when its investment adviser, Mitchell Hutchins Asset Management Inc., believes they offer attractive yields relative to municipal bonds with similar investment characteristics but that are not subject to AMT.

The fund invests primarily in municipal bonds that are of medium or lower credit quality. These include high yield bonds, which are not investment grade and are sometimes called "junk bonds." The fund uses interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins uses a "top down" investment process to select bonds for the fund Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are more attractive for longer or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund invests a large portion of its assets in high yield or "junk" municipal bonds and so is subject to high credit risk - the risk that the issuers of these bonds will not make principal or interest payments when due. The fund also is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. The market for municipal bonds can be adversely affected by legislative proposals to eliminate or limit the tax-exempt status of municipal bond interest or the fund's dividends. Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o    Credit Risk

o    Interest Rate Risk

o    Political Risk

o    Non-Diversified Status Risk

o    Related Securities Concentration Risk

o    Prepayment ("Call") Risk

o    Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber Municipal High Income Fund
------------------------------------------------------------




PERFORMANCE




RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


MUNICIPAL HIGH INCOME FUND -- TOTAL RETURN ON CLASS A SHARES


                               [INSERT BAR CHART]


NOTE:    Calendar year-to-date total return as of March 31, 1999 --       %
         Best quarter during years shown:         quarter, 19    --       %
         Worst quarter during years shown:       quarter, 19     --       %

         AVERAGE ANNUAL TOTAL RETURNS
         as of December 31, 1998


                                                                                                                   LEHMAN BROTHERS
CLASS                                CLASS A              CLASS B*             CLASS C           CLASS Y            MUNICIPAL BOND
(INCEPTION DATE)                    (6/23/87)             (7/1/91)            (7/2/92)           (2/5/98)               INDEX
One Year                                                                                                                  %

Five Years                                                                                         N/A                    %

Ten Years                                                    N/A                 N/A               N/A                    %

Life of Class                                                                                                            **
-----------

*        Reflects conversion of Class B shares to Class A after six years.
**       Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class
         A -- ___%; Class B -- ___%; Class C -- ___%; Class Y -- ___%.

PaineWebber Municipal High Income Fund
-------------------------------------------------------------



EXPENSES AND FEE TABLES


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)


                                                     CLASS A               CLASS B               CLASS C               CLASS Y
Maximum Sales
Charge (Load) Imposed on Purchases (as
a % of offering price)                                 4%                   None                 None                   None
Maximum
Contingent Deferred
Sales Charge (Load) (CDSC)
(as a % of offering price)                            None                   5%                  0.75%                  None
Exchange Fee                                          None                  None                 None                   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                     CLASS A               CLASS B               CLASS C               CLASS Y
Management Fees                                        0.60%                 0.60%                 0.60%                 0.60%
Distribution and/or Service
(12b-1) Fees                                           0.25                  1.00                  0.75                  0.00
Other Expenses
Total Annual Fund
Operating Expenses


EXAMPLE

The following example is intended to help you compare the cost of investing in PaineWebber Municipal High Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR           3 YEARS            5 YEARS           10 YEARS
Class A
Class B (assuming  sales of all shares at end of period)
Class B  (assuming  no sales of shares)
Class C (assuming sales of all shares at end of period)
Class C (assuming no sales of shares)
Class Y

PaineWebber New York Tax-Free Income Fund
--------------------------------------------------------



PAINEWEBBER NEW YORK TAX-FREE INCOME FUND


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

High current income exempt from federal income tax and from New York State and New York City personal income taxes.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all its assets in New York municipal bonds. These are bonds and similar securities that are exempt from federal income tax and from New York State and New York City personal income tax. The fund may invest up to 20% of its total assets in New York municipal bonds that are subject to the federal alternative minimum tax.

The fund invests primarily in New York municipal bonds that are investment grade, but it also invests, to a lesser extent, in lower rated bonds. The fund uses interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a "top down" investment process to select bonds for the fund Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are more attractive for longer or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

Because the fund concentrates its investments in New York, it will be more severely affected by unfavorable political or economic conditions in New York than a more geographically diverse fund. The fund is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. The fund also is subject to credit risk in that the issuers of its portfolio securities may not make principal or interest payments when due. The market for municipal bonds can be adversely affected by legislative proposals to eliminate or limit the tax-exempt status of municipal bond interest or the fund's dividends. Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o    Single State Concentration Risk

o    Interest Rate Risk

o    Credit Risk

o    Political Risk

o    Non-Diversified Status Risk

o    Related Securities Concentration Risk

o    Prepayment ("Call") Risk

o    Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber New York Tax-Free Income Fund
--------------------------------------------------------



PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's Class A, B and C shares. The fund's Class Y shares are not included because they do not have performance for a full calendar year. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


NEW YORK TAX-FREE INCOME FUND -- TOTAL RETURN ON CLASS A SHARES


                               [INSERT BAR CHART]


NOTE:    Calendar year to-date-total return as of March 31, 1999 --       %
         Best quarter during years shown:         quarter, 19    --       %
         Worst quarter during years shown:       quarter, 19     --       %

         AVERAGE ANNUAL TOTAL RETURNS
         as of December 31, 1998


                                                                                                 LEHMAN BROTHERS
CLASS                                CLASS A              CLASS B*             CLASS C            MUNICIPAL BOND
(INCEPTION DATE)                    (9/23/88)             (7/1/91)            (7/2/92)                INDEX
One Year                                                                                                %

Five Years                                                                                              %

Ten Years                                                    N/A                 N/A                    %

Life of Class                                                                                          **
-----------

*        Reflects conversion of Class B shares to Class A after six years.
**       Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class
         A -- ___%; Class B -- ___%; Class C -- ___%; Class Y -- ___%.

PaineWebber New York Tax-Free Income Fund
--------------------------------------------------------



EXPENSES AND FEE TABLES


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)



                                                     CLASS A               CLASS B               CLASS C               CLASS Y
Maximum Sales
Charge (Load) Imposed on Purchases (as
a % of offering price)                                 4%                   None                 None                   None
Maximum
Contingent Deferred
Sales Charge (Load) (CDSC)
(as a % of offering price)                            None                   5%                  0.75%                  None
Exchange Fee                                          None                  None                 None                   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                     CLASS A               CLASS B               CLASS C               CLASS Y
Management Fees                                       0.60%                 0.60%                 0.60%                 0.60%

Distribution and/or Service(12b-1) Fees               0.25                  1.00                  0.75                  0.00
Other Expenses
Total Annual Fund Operating Expenses
Expense Reimbursement*
Net Expenses*
--------------

*        The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rates for each class as shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.


EXAMPLE

The following example is intended to help you compare the cost of investing in PaineWebber New York Tax-Free Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR           3 YEARS            5 YEARS           10 YEARS
Class A
Class B (assuming  sales of all shares at end of period)
Class B  (assuming  no sales of shares)
Class C (assuming sales of all shares at end of period)
Class C (assuming no sales of shares)
Class Y

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund




MORE ABOUT RISKS AND INVESTMENT STRATEGIES



PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a municipal bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality municipal bonds are subject to some credit risk. However, credit risk is higher for lower quality municipal bonds. High yield municipal bonds involve high credit risk and are considered speculative. These low quality bonds may fluctuate in market value more than higher quality bonds and may be more difficult to sell during market downturns at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio. In addition, a fund's use of derivatives may cause it to have taxable income

INTEREST RATE RISK. The value of municipal bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in municipal bonds will fall. In general, the value of municipal bonds with longer durations fluctuates more in response to interest rate changes than municipal bonds with shorter durations.

NON-DIVERSIFIED STATUS RISK. A non-diversified fund is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of a fund's investments in municipal bonds to fall and might adversely affect the tax-exempt status of the fund's investments or of the dividends that the fund pays. During periods of uncertainty, the prices of municipal securities can become volatile.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund


PREPAYMENT (OR "CALL") RISK. Municipal bonds may have "call" provisions that allow the issuer to prepay bonds before their scheduled maturity dates. As a result, during periods of falling interest rates, a fund may need to reinvest payments from bonds that had high stated interest rates in bonds that pay lower rates, thus reducing the fund's income.

RELATED SECURITIES CONCENTRATION RISK. Each fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector. As a result, the funds are subject to greater risk than funds that do not follow this practice.

SINGLE STATE CONCENTRATION RISK. The performance of a fund that invests primarily in the municipal bonds of a single state will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. As a result, an investment in the fund could be more volatile and involve greater risk than an investment in a more geographically diversified fund.


                                       15A

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


o CALIFORNIA TAX-FREE INCOME FUND. The State of California and many of its agencies and local governments have been experiencing, and continue to experience, financial difficulties. The credit standings of California and certain local governments have been, and could be further, reduced.

o NEW YORK TAX-FREE INCOME FUND. The State of New York and many of its agencies and local governments (including New York City) have been experiencing, and continue to experience, financial difficulties. The credit standings of New York State and certain local governments have been, and could be further, reduced.

ADDITIONAL RISKS

YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the municipal issuers whose bonds are bought by the funds and the trading systems used by the funds could be adversely affected by this issue. The ability of a municipal issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments that pay taxable interest. Since these investments provide relatively low income that is taxable, a defensive position may not be consistent with achieving a fund's investment objective. However, each fund also may invest in money market instruments that pay tax-exempt interest on an unlimited basis as part of its ordinary investment strategy.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading when Mitchell Hutchins believes portfolio changes are appropriate. Frequent trading may increase a fund's capital gains that are realized for tax purposes in any given year. A fund's capital gain dividends are taxable. Shareholders pay taxes on dividends that represent short-term capital gains at the same rate as ordinary income. Dividends representing long-term capital gains are taxed at a lower rate.

Frequent trading also may result in higher fund expenses due to transaction costs. The funds do not restrict the frequency of trading to limit expenses or the tax effect that a fund's capital gain dividends may have on shareholders.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


YOUR INVESTMENT



MANAGING YOUR FUND ACCOUNT



FLEXIBLE PRICING

The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in the funds and how long you plan to hold your fund investment. Class Y shares are available only to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sale charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables.


                                                 SALES CHARGE AS A PERCENTAGE OF:               DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                            OFFERING PRICE NET AMOUNT INVESTED                PERCENTAGE OF OFFERING PRICE
--------------------                            -------------- -------------------                ----------------------------
Less than $100,000...............                 4.00%                4.17%                               3.75%
$100,000 to $249,999.............                 3.00                 3.09                                2.75
$250,000 to $499,999............                  2.25                 2.30                                2.00
$500,000 to $999,999 ............                 1.75                 1.78                                1.50
$1,000,000 and over (1) .........                 None                 None                                1.00(2)

(1)  A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to
     12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.
(2)  Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o    your spouse, parents or children under age 21;

o    your Individual Retirement Accounts (IRAs);

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


o    certain employee benefit plans, including 401(k) plans;

o    a company that you control;

o    a trust that you created;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

o    accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

              - you were the Financial Advisor's client at the competing brokerage firm;

              - within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

              - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

o Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

o Are a participant in the PaineWebber Members Onlysm Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested.

NOTE: See the funds' SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:



           IF YOU SELL               PERCENTAGE BY WHICH THE
          SHARES WITHIN:                SHARES' NET ASSET
                                       VALUE IS MULTIPLIED:

1st year since purchase                         5%
2nd year since purchase                         4
3rd year since purchase                         3
4th year since purchase                         2
5th year since purchase                         2
6th year since purchase                         1
7th year since purchase                        None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.


                                       18A

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------

To minimize your deferred sales charge, we will assume that you are selling:

o    First, Class B shares representing reinvested dividends, and

o    Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o    You participate in the Systematic Withdrawal Plan;

o You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;

o    You receive a tax-free return of an excess IRA contribution;

o You receive a tax-qualified retirement plan distribution following retirement; or

o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

NOTE: If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------

CLASS Y SHARES

Class Y shares have no sales charges. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o    Buy shares through PaineWebber's PACE Multi-Advisor Program;

o    Buy $10 million or more of PaineWebber fund shares at any one time;

o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

Class Y shares do not pay ongoing 12b-1 service or distribution fees or sales charges. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must completed and sign the application and mail it, along with a check, to: PFPC Inc., Attn.: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);


                                       19A

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------

o    Mailing an application with a check; or

o    Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:

  To open an account ................................... $1,000
  To add to an account ................................. $  100

Each fund may waive or reduce these amounts for:

o    Employees of PaineWebber or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o    Your name and address;

o    The fund's name;

o    The fund account number;

o    The dollar amount or number of shares you want to sell; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:
      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.


                                       20A

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER CLIENTS If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

OTHER INVESTORS If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

o    Your name and address;

o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

o    Your account number;

o How much you are exchanging (by dollar amount or by number of shares to be sold); and

o A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:
      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

A fund may modify or terminate the exchange privilege at any time.


PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares. Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated municipal bonds, because there is less reliable, objective data available.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------




MANAGEMENT



INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On May 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $__._ billion.

PORTFOLIO MANAGERS

Dennis L. McCauley is responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. McCauley has been employed by Mitchell Hutchins since December 1994. Prior to joining Mitchell Hutchins, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments. He was responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Elbridge (Ebby) T. Gerry III, a senior vice president of Mitchell Hutchins, is the co-portfolio manager and has day-to-day responsibility for California Tax-Free Income Fund, National Tax-Free Income Fund and New York Tax-Free Income Fund. Mr. Gerry is also a portfolio manager for Municipal High Income Fund. Mr. Gerry has portfolio management responsibilities for over $4 billion in municipal assets at Mitchell Hutchins, including municipal bond and money funds and private accounts. Mr. Gerry has been with Mitchell Hutchins since January 1996 and has held his fund responsibilities since that time. Prior to January 1996, Mr. Gerry was associated with J. P. Morgan Private Banking, where he was responsible for managing municipal assets, including several municipal bond funds.

For California Tax-Free Income Fund, Cynthia Bow is co-portfolio manager and also has day-to-day responsibility for the fund. Ms. Bow is a vice president of Mitchell Hutchins and has been with Mitchell Hutchins since 1982. Ms. Bow has held her fund responsibilities since April 1993.

For National Tax-Free Income Fund and New York Tax-Free Income Fund, Richard S. Murphy, a senior vice president of Mitchell Hutchins, is the co-portfolio manager and also has day-to-day responsibility for the funds. Mr. Murphy has been with Mitchell Hutchins since April 1994 and has held his fund responsibilities since July 1994 for National Tax-Free Income Fund and January 1996 for New York Tax-Free Fund.

For Municipal High Income Fund, William W. Veronda, a senior vice president of Mitchell Hutchins, is a portfolio manager and has day-to-day responsibility for the fund. Mr. Veronda has been with Mitchell Hutchins since September 1995 and has held his fund responsibilities since that date. From 1984 to August 1995, he was a senior vice president and general manager at Invesco Funds Group, where he managed municipal bond and high yield corporate bond portfolios.

Other members of Mitchell Hutchins' municipal investments group provide input on market outlook, invest rate forecasts and other considerations pertaining to municipal investments.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


ADVISORY FEES

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rates based on average daily net assets:

California  Tax-Free Income Fund...............     0.50%
National Tax-Free Income Fund..................     0.50%
Municipal High Income Fund.....................     0.60%
New York Tax-Free Income Fund..................     0.60%

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, no fund's shareholders have done so.


                                       22A

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------


DIVIDENDS AND TAXES



DIVIDENDS

Each fund normally declares dividends daily and pays them monthly. Each fund distributes substantially all of its gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its corresponding firms if you prefer to receive dividends in cash.

TAXES

Each fund seeks to pay dividends that are exempt from federal income tax. California Tax-Free Income Fund also seeks to pay dividends that are exempt from California personal income tax, and New York Tax-Free Income Fund to pay dividends that are exempt from New York State and New York City personal income taxes.

A portion of each fund's dividends may be subject to federal and state income taxes. Each fund also may pay dividends that are subject to the federal alternative minimum tax.

Each fund's distributions of capital gains are taxable to you for federal tax purposes. The distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months.

Your fund will tell you how you should treat its dividends for federal and state tax purposes.

Any taxable dividends you receive from a fund will be taxable to you regardless of whether you receive them in additional fund shares or in cash.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

PaineWebber California Tax-Free Income Fund          PaineWebber National Tax-Free Income Fund
PaineWebber Municipal High Income Fund               PaineWebber New York Tax-Free Income Fund

----------------------------------------------------------



FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds or classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors whose reports, along with the funds' financial statements, are included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647-1568.

PaineWebber California Tax-Free Income Fund
--------------------------------------------------------------



CALIFORNIA TAX-FREE INCOME FUND


[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

PaineWebber National Tax-Free Income Fund
--------------------------------------------------------------



NATIONAL TAX-FREE INCOME FUND


[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

PaineWebber Municipal High Income Fund
-----------------------------------------



MUNICIPAL HIGH INCOME FUND


[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

PaineWebber New York Tax-Free Income Fund
-----------------------------------------



NEW YORK TAX-FREE INCOME FUND


[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

[BACK COVER]


TICKER SYMBOL:      California Tax-Free Income Class:  A:                          Municipal High Income Class:  A:
                                                       B:                                                        B:
                                                       C:                                                        C:
                                                       Y: None                                                   Y: None

                      National Tax-Free Income Class:  A:                       New York Tax-Free Income Class:  A:
                                                       B:                                                        B:
                                                       C:                                                        C:
                                                       Y: None                                                   Y: None


If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009 Telephone: 1-800-SEC-0330

o    Free, from the SEC's Internet website at: http://www.sec.gov



Investment Company Act File Nos.
PaineWebber Mutual Fund Trust - 811-4312
    (PaineWebber California Tax-Free Income Fund and PaineWebber National Tax-Free Income Fund)
 PaineWebber Municipal Series - 811-5014
    (PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund)

                   PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
                    PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
                     PAINEWEBBER MUNICIPAL HIGH INCOME FUND
                    PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

         The four funds named above are series of professionally managed, open-end management investment companies (each a "Trust"). PaineWebber California Tax-Free Income Fund and PaineWebber National Tax-Free Income Fund are diversified series of PaineWebber Mutual Fund Trust. PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund are non-diversified series of PaineWebber Municipal Series.

         The investment adviser, administrator and distributor for each fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of fund shares.

         Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information. The Annual Reports accompany this Statement of Additional Information. You may obtain an additional copy of a fund's Annual Report by calling toll-free 1-800-647-1568.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated June 30, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated June 30, 1999.



                                TABLE OF CONTENTS
                                                                            PAGE

The Funds and Their Investment Policies............................            2
The Funds' Investments, Related Risks and Limitations..............
Strategies Using Derivative Instrument.............................
Organization of the Trusts; Trustees and Officers and
Principal Holders of Securities....................................
Investment Advisory and Distribution Arrangements..................
Portfolio Transactions.............................................
Reduced Sales Charges, Additional Exchange and
Redemption Information and Other Services..........................
Conversion of Class B Shares.......................................
Valuation of Shares................................................
Performance Information............................................
Taxes..............................................................
Other Information..................................................
Financial Statements...............................................
Appendix...........................................................          A-1

                     THE FUNDS AND THEIR INVESTMENT POLICIES

         No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

         CALIFORNIA TAX-FREE INCOME FUND'S investment objective is high current income exempt from federal income tax and California personal income tax, consistent with the preservation of capital and liquidity within the fund's quality standards. The fund seeks to invest substantially all of its net assets in securities issued by the State of California, its municipalities, and public authorities or by other issuers if such obligations pay interest that is exempt from federal income tax and California personal income tax ("California
Obligations"). The fund normally invests at least 80% of its net assets in California Obligations that pay interest that is not an item of tax preference for purposes of the federal alternative minimum tax ("AMT exempt interest").

         California Tax-Free Income Fund normally invests at least 65% of its total assets in investment grade municipal securities - that is, municipal securities that have an investment grade long-term rating or one of the two highest short-term ratings from a nationally recognized statistical rating agency ("rating agency") or , if unrated, are determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 35% of its total assets in municipal securities that are not investment grade. The fund may invest more than 25% of its net assets in Industrial Development Bonds and Private Activity Bonds (defined below). The fund may not invest more than 10% of its total assets in inverse floaters. The fund intends to invest no more than 5% of its total assets in uninsured "non-appropriation" municipal lease obligations (defined below). There is no percentage limitation on the fund's ability to invest in other municipal lease obligations.

         California Tax-Free Income Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may also borrow for temporary or emergency purposes, but not in excess of 10% of its total assets.

         NATIONAL TAX-FREE INCOME FUND'S investment objective is to achieve high current income exempt from federal income tax, consistent with the preservation of capital and liquidity within the fund's quality standards. The fund seeks to invest substantially all of its net assets in municipal securities with varying maturities. Except under unusual market conditions, the fund invests at least 80% of its net assets in municipal securities that pay AMT exempt interest.

         National Tax-Free Income Fund normally invests at least 65% of its total assets in investment grade municipal securities - that is, municipal securities that have an investment grade long-term rating or one of the two highest short-term ratings from a rating agency or , if unrated, are determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 35% of its total assets in municipal securities that are not investment grade. The fund may invest more than 25% of its net assets in Industrial Development Bonds and Private Activity Bonds (defined below). The fund may not invest more than 10% of its total assets in inverse floaters. The fund intends to invest no more than 5% of its total assets in uninsured "non-appropriation" municipal lease obligations (defined below). There is no percentage limitation on the fund's ability to invest in other municipal lease obligations.

         National Tax-Free Income Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may also borrow for temporary or emergency purposes, but not in excess of 10% of its total assets.

         MUNICIPAL HIGH INCOME FUND'S investment objective is to provide high current income exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities and may invest without limit in municipal securities that are rated below investment grade. The fund also may invest without limit in municipal securities that pay interest that is not AMT exempt interest.

         Municipal High Income Fund normally invests at least 65% of its total assets, and seeks to invest substantially all of its assets, in medium grade and high yield lower grade municipal securities. The fund may invest more than 25% of its net assets in Industrial Development Bonds and Private Activity Bonds (defined below). The fund may not invest more than 10% of its total assets in inverse floaters. The fund intends to invest no more than 5% of its total assets in uninsured "non-appropriation" municipal lease obligations (defined below). There is no percentage limitation on the fund's ability to invest in other municipal lease obligations.

         Municipal High Income Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may also borrow for temporary or emergency purposes, but not in excess of 10% of its total assets.

         NEW YORK TAX-FREE INCOME FUND'S investment objective is to provide high current income exempt from federal income tax and from New York State and New York City personal income taxes. The fund seeks to invest substantially all of its net assets in securities issued by the State of New York, it municipalities and public authorities or by other issuers if such obligations pay interest that is exempt from federal income tax and New York State and New York City personal income taxes ("New York Obligations"). Except under unusual market conditions, the fund invests at least 80% of its net assets in New York Obligations that pay AMT exempt interest.

         New York Tax-Free Income Fund normally invests at least 65% of its total assets in investment grade municipal securities - that is, municipal securities that have an investment grade long-term rating or one of the two highest short-term ratings from a nationally recognized statistical rating agency ("rating agency") or , if unrated, are determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 35% of its total assets in municipal securities that are not investment grade. The fund may invest more than 25% of its net assets in Industrial Development Bonds and Private Activity Bonds (defined below). The fund may not invest more than 10% of its total assets in inverse floaters. The fund intends to invest no more than 5% of its total assets in uninsured "non-appropriation" municipal lease obligations (defined below). There is no percentage limitation on the fund's ability to invest in other municipal lease obligations.

         New York Tax-Free Income Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may also borrow for temporary or emergency purposes, but not in excess of 10% of its total assets.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

         TYPES OF MUNICIPAL SECURITIES. Each fund may invest in a variety of municipal securities, as described below:

         MUNICIPAL BONDS. Municipal Bonds are debt obligations issued to obtain funds for various public purposes that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied "moral obligation" of a related government unit is pledged to the payment of the debt service, but is usually subject to annual budget appropriations. Various types of municipal bonds are described in the following sections.

         MUNICIPAL LEASE OBLIGATIONS. The term "municipal bonds" also includes municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts, and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The funds generally invest in municipal lease obligations through certificates of participation.

         Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

         Certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

         INDUSTRIAL DEVELOPMENT BONDS ("IDBS") AND PRIVATE ACTIVITY BONDS ("PABS"). IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are included within the term "municipal bonds" if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent a fund invests in such PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from that fund in calculating their liability for the AMT. See "Taxes" below.

         FLOATING RATE AND VARIABLE RATE OBLIGATIONS. Floating rate and variable rate obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Floating rate or variable rate obligations typically permit the holder to demand payment of principal from the issuer or remarketing agent at par value prior to maturity and may permit the issuer to prepay principal, plus accrued interest, at its discretion after a specified notice period. Frequently, floating rate or variable rate obligations and/or the demand features thereon are secured by letters of credit or other credit support arrangements provided by banks or other financial institutions, the credit standing of which affects the credit quality of the obligations. Changes in the credit quality of these institutions could cause losses to a fund and adversely affect its share price.

         A demand feature gives the fund the right to sell the securities to a specified party, usually a remarketing agent, on a specified date. A demand feature is often backed by a letter of credit from a bank or a guarantee or other liquidity support arrangement from a bank or other financial institution. As discussed under "Participation Interests," to the extent that payment of an obligation is backed by a letter of credit, guarantee or other liquidity support that may be drawn upon demand, such payment may be subject to that institution's ability to satisfy that commitment. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate municipal securities to fluctuate less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations.

         PARTICIPATION INTERESTS. Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the bank. The credit standing of such bank affects the credit quality of the participation interests.

         A participation interest gives a fund an undivided interest in a municipal bond owned by a bank. The fund has the right to sell the instruments back to the bank. Such right generally is backed by the bank's irrevocable letter of credit or guarantee and permits the fund to draw on the letter of credit on demand, after specified notice, for all or any part of the principal amount of the fund's participation interest plus accrued interest. Generally, each fund intends to exercise the demand under the letters of credit or other guarantees only (1) upon a default under the terms of the underlying bond, (2) to maintain the fund's portfolio in accordance with its investment objective and policies or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. Mitchell Hutchins will monitor the pricing, quality and liquidity of the participation interests held by a fund, and the credit standing of banks issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information reports of rating services and bank analytical services.

         TENDER OPTION BONDS. Tender option bonds are long-term municipal securities sold by a bank subject to a "tender option" that gives the purchaser the right to tender them to the bank at par plus accrued interest at designated times (the "tender option"). The tender option may be exercisable at intervals ranging from bi-weekly to semi-annually, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value. The tender option generally would not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank involved and the issuer of the underlying securities.

         PUT BONDS. A put bond is a municipal which gives the holder the unconditional right to sell the bond back to the issuer or a remarketing agent at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

         If the put is a "one time only" put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of Mitchell Hutchins, it is in the best interest of the fund to do so. There is no assurance that the issuer of a put bond acquired by a fund will be able to repurchase the bond upon the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer.

         TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES. Tax-exempt commercial paper and short-term municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

         INVERSE FLOATERS. Each fund may invest in municipal obligations on which the rate of interest varies inversely with interest rates on other municipal obligations or an index. Such obligations include components of securities on which interest is paid in two separate parts - an auction component, which pays interest at a market rate that is set periodically through an auction process or other method, and a residual component, or "inverse floater," which pays interest at a rate equal to the difference between the rate that the issuer would have paid on a fixed-rate obligation at the time of issuance and the rate paid on the auction component. The market value of an inverse floater will be more volatile than that of a fixed-rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. Because of the market volatility associated with inverse floaters, no fund will invest more than 10% of its total assets in inverse floaters.

         Because the interest rate paid to holders of inverse floaters is generally determined by subtracting the interest rate paid to holders of auction components from a fixed amount, the interest rate paid to holders of inverse floaters will decrease as market rates increase and increase as market rates decrease. Moreover, the extent of the increases and decreases in the market value of inverse floaters may be larger than comparable changes in the market value of an equal principal amount of a fixed rate municipal obligation having similar credit quality redemption provisions and maturity. In a declining interest rate environment, inverse floaters can provide a fund with a means of increasing or maintaining the level of tax-exempt interest paid to shareholders.

         MORTGAGE SUBSIDY BONDS. The funds also may purchase mortgage subsidy bonds that are normally issued by special purpose public authorities. In some cases the repayment of such bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer and, if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations). The types of municipal securities identified above and in the Prospectus may include obligations of issuers whose revenues are primarily derived from mortgage loans on housing projects for moderate to low income families.

         YIELD FACTORS AND CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. The yield of a municipal security depends on a variety of factors, including general municipal and fixed-income security market conditions, the financial condition of the issuer, the size of the particular offering, the maturity, credit quality and rating of the issue and expectations regarding changes in tax rates. Each fund may invest in municipal securities with a broad range of maturities, based on Mitchell Hutchins' judgment of current and future market conditions as well as other factors, such as the fund's liquidity needs. Generally, the longer the maturity of a municipal security, the higher the rate of interest paid and the greater the volatility.

         Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") and other rating agencies are private services that provide ratings of the credit quality of bonds and certain other securities, including municipal securities. A description of the ratings assigned to municipal bonds by Moody's and S&P is included in the Appendix to this SAI. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by a fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, interest rate and rating may have different market prices.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax and (when available) from the federal alternative minimum tax, California personal income tax, New York State and New York City personal income taxes are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither the funds nor Mitchell Hutchins review the proceedings relating to the issuance of municipal securities or the basis for such opinions. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal securities held by a fund or the exempt-interest dividends received by a fund's shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of and interest on their municipal securities may be materially and adversely affected.

         Investment grade securities are rated in one of the four highest rating categories by a rating agency, such as Moody's or S&P, or, if unrated, are determined to be of comparable quality by Mitchell Hutchins. Medium grade municipal securities are investment grade and are rated A, Baa or MIG-2 by Moody's or A, BBB or SP-2 by S&P, have received an equivalent rating from another rating agency or are determined by Mitchell Hutchins to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

         High yield municipal bonds (commonly known as municipal "junk bonds") are non-investment grade bonds. This means they are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality. The high yield municipal bonds in which the funds may invest may

         o   be rated Ba, B or MIG-3 by Moody's or BB, B or SP-3 by S&P,

         o   have an equivalent rating from another rating agency, or

         o if unrated, are determined by Mitchell Hutchins to be of comparable quality.

         A fund's investments in non-investment grade municipal bonds entail greater risk than its investments in higher rated bonds. Non-investment grade municipal bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade municipal bonds generally offer a higher current yield than that available for investment grade issues and may be less sensitive to interest rate changes; however, they involve higher risks, in that they are more sensitive to adverse changes market conditions. During periods of economic downturn or rising interest rates, their issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

         The market for non-investment grade municipal bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade municipal bonds, especially in a thinly traded market.

         STAND-BY COMMITMENTS. Each fund may acquire stand-by commitments pursuant to which a bank or other municipal bond dealer agrees to purchase securities that are held in the fund's portfolio or that are being purchased by the fund, at a price equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium or plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. [Although the funds do not currently intend to acquire stand-by commitments with respect to municipal securities held in their portfolios, ]each fund may acquire such commitments under unusual market conditions to facilitate portfolio liquidity.

         A fund would enter into stand-by commitments only with those banks or other dealers that, in the opinion of Mitchell Hutchins, present minimal credit risk. A fund's right to exercise stand-by commitments would be unconditional and unqualified. A stand-by commitment would not be transferable by a fund, although the fund could sell the underlying securities to a third party at any time. A fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment would not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by a fund would be valued at zero in determining net asset value. Whether the fund paid directly or indirectly for a stand-by commitment, its cost would be treated as unrealized depreciation and would be amortized over the period the commitment is held by the fund.

         ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and SAI means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and municipal lease obligations (including certificates of participation) other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by each fund's board. The assets used as cover for over-the-counter options written by the funds will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the funds may repurchase any over-the-counter options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. To the extent a fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of securities in each fund's portfolio and reports periodically on liquidity decisions to the applicable board.

         In making determinations as to the liquidity of municipal lease obligations, Mitchell Hutchins will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, Mitchell Hutchins does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.

         REPURCHASE  AGREEMENTS.   [The  funds  do  not  intend  to  enter  into
repurchase agreements except as a temporary measure and under unusual circumstances because repurchase agreements generate taxable income. Each fund is, however, authorized to enter into repurchase agreements with U.S. banks and dealers with respect to any obligation issued or guaranteed by the U.S. government, its agencies or instrumentalities and also with respect to commercial  paper,  bank  certificates  of deposit  and  bankers'  acceptances.]
Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks in accordance with guidelines established by the fund's board.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. [When-issued securities include TBA ("to be assigned") securities. TBA securities are usually mortgage-backed securities that are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.] A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed delivery securities held by that fund, exceeds its net assets.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related risks and Limitations--Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

         DURATION. Duration is a measure of the expected life of a debt security on a present value basis. Duration incorporates the debt security's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by Mitchell Hutchins in portfolio selection and yield curve positioning for a fund's bond investments. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.

         Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable debt security, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

         Duration allows Mitchell Hutchins to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a fund's portfolio of debt securities. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins calculates the duration of a fund's portfolio of debt securities as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of debt securities may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

         Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

         LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with that fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

         Pursuant to procedures adopted by the boards governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.

         SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options or futures.

         TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. When Mitchell Hutchins believes that unusual circumstances warrant a defensive posture and that there are not enough suitable municipal obligations available, each fund may temporarily and without percentage limit hold cash and invest in money market instruments that pay taxable interest, including repurchase agreements. If a fund holds cash, the cash would not earn income and would reduce the fund's yield. In addition, for temporary defensive purposes, each of California Tax-Free Income Fund, National Tax-Free Income Fund and New York

Tax-Free Income Fund may invest more than 20% of its net assets in municipal obligations that pay interest that is exempt from federal income tax but is subject to California personal income tax (in the case of California Tax-Free Income Fund), New York personal income tax (in the case of New York Tax-Free Income Fund) or is not AMT exempt interest.



       SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

                       [updated disclosure to be inserted]

        SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

                       [updated disclosure to be inserted]

INVESTMENT LIMITATIONS OF THE FUNDS

         FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

     (2) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940, as amended ("Investment Company Act") and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (7) In addition, each fund has a fundamental limitation requiring it to invest, except for temporary defensive purposes or under unusual market conditions, at least 80% of its net assets:

            (a) in the case of California Tax-Free Income Fund, in debt obligations issued by the State of California, its municipalities and public authorities or by other issuers if such obligations pay interest that is exempt from federal income tax and California personal income tax and is not an item of tax preference for purposes of the AMT ("AMT exempt interest");

            (b) in the case of National Tax-Free Income Fund, in debt obligations issued by states, municipalities and public authorities and other issuers that pay interest that is exempt from federal income tax ("municipal obligations") and is AMT exempt interest;

            (c) in the case of Municipal High Income Fund, in municipal obligations; and

            (d) in the case of New York Tax-Free Income Fund, in debt obligations issued by the State of New York, its municipalities and public authorities or by other issuers if such obligations pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes and is AMT exempt interest.

         In addition, California Tax-Free Income Fund and National Tax-Free Income Fund each will not:

     (8) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

            The following interpretation applies to, but is not a part of, fundamental limitation (8): Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate form the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an IDB or PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the appropriate board without shareholder approval.

         Each fund will not:

     (1)    invest more than 10% of its net assets in illiquid securities.

     (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (5) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger (and except that a fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940).

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

         GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge each fund's portfolio and also to attempt to enhance income, realize gains or manage the duration of its portfolio. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, each fund's use of these instruments will place at risk a much smaller portion of its assets. In particular, each fund may use the Derivative Instruments described below.

         The funds might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. If the Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, a fund may have lower net income and a net loss on the investment.

         OPTIONS ON DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         OPTIONS ON DEBT SECURITIES INDICES--A index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         MUNICIPAL BOND INDEX FUTURES CONTRACTS--A municipal bond index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         MUNICIPAL DEBT AND INTEREST RATE FUTURES CONTRACTS--A municipal debt or interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term or at specified times or at the expiration of the option, depending on the type of option involved. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of a  Derivative
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

         Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad market sectors in which a fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

         Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

         The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may utilize these opportunities for a fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

     (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

         COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         OPTIONS. The funds may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investments, Related Risks and Limitations--Illiquid Securities."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contract to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

         A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         The funds may purchase and write both exchange-traded and over-the-counter options. However, exchange-traded or liquid over-the-counter options on municipal debt securities are not currently available. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

         If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

         LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by each fund's board without shareholder vote:

            (1) A fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

            (2) The aggregate value of securities underlying put options written by a fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

            (3) The aggregate premiums paid on all options (including options on securities and securities indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.

         FUTURES. The funds may purchase and sell municipal bond index futures contracts, municipal debt future contracts and interest rate futures contracts. A fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities.

         Futures strategies also can be used to manage the average duration of a fund's portfolio. If Mitchell Hutchins wishes to shorten the average duration of a fund's portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of the fund's portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

         A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to a fund than is purchasing the futures contract.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by a fund's board without shareholder vote:

            (1) To the extent a fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

            (2) The aggregate premiums paid on all options (including options on securities and securities indices and options on futures contracts) purchased by each fund that are held at any time will not exceed 20% of its net assets.

            (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each fund will not exceed 5% of its total assets.

     ORGANIZATION OF TRUSTS; TRUSTEES AND OFFICERS AND PRINCIPAL HOLDERS OF
                                   SECURITIES

         Mutual Fund Trust was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. Municipal Series was formed on January 28, 1987 as a business trust under the laws of the Commonwealth of Massachusetts. Each Trust has two operating series and is governed by a board of trustees, which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The applicable board oversees each fund's operations.

         The trustees and executive officers of each Trust, their ages, business addresses and principal occupations during the past five years are:


        NAME AND ADDRESS*; AGE           POSITION WITH EACH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS

Margo N. Alexander**; 52                   Trustee and President     Mrs. Alexander is chairman (since  March  1999),
                                                                     chief executive officer and a director of Mitchell
                                                                     Hutchins (since  January 1995), and an executive
                                                                     vice president  and a   director of  PaineWebber
                                                                     (since   March   1984).     Mrs.  Alexander   is
                                                                     president  and a  director  or  trustee  of   32
                                                                     investment  companies  for    which     Mitchell
                                                                     Hutchins, PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

Richard Q. Armstrong; 64                          Trustee            Mr.  Armstrong  is  chairman  and  principal  of
R.Q.A. Enterprises                                                   R.Q.A.  Enterprises   (management     consulting
One Old Church Road                                                  firm)(since  April 1991 and principal occupation
Unit #6                                                              since   March   1995).      Mr.  Armstrong   was
Greenwich, CT 06830                                                  chairman of  the  board, chief executive officer
                                                                     and    co-owner   of     Adirondack    Beverages
                                                                     (producer   and  distributor of soft drinks  and
                                                                     sparkling/still   waters)    (October 1993-March
                                                                     1995).   He was   a partner  of The  New England
                                                                     Consulting    Group    (management    consulting
                                                                     firm)   (December   1992-September   1993).   He
                                                                     was      managing    director    of  LVMH   U.S.
                                                                     Corporation  (U.S.  subsidiary  of  the   French
                                                                     luxury goods conglomerate,  Louis  Vuitton  Moet
                                                                     Hennessey        Corporation)    (1987-1991) and
                                                                     chairman of  its   wine and spirits  subsidiary,
                                                                     Schieffelin  &  Somerset   Company  (1987-1991).
                                                                     Mr. Armstrong  is  a  director or trustee  of 31
                                                                     investment   companies    for   which   Mitchell
                                                                     Hutchins, PaineWebber or one of their affiliates
                                                                     serves as investment adviser.


                                       19


        NAME AND ADDRESS*; AGE           POSITION WITH EACH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS

E. Garrett Bewkes, Jr.**; 72              Trustee and Chairman of    Mr.  Bewkes is a director of Paine  Webber Group
                                           the Board of Trustees     Inc.   ("PW   Group")    (holding   company   of
                                                                     PaineWebber  and  Mitchell  Hutchins).  Prior to
                                                                     December   1995,  he  was  a  consultant  to  PW
                                                                     Group.  Prior to 1988,  he was  chairman  of the
                                                                     board,  president and chief executive officer of
                                                                     American  Bakeries  Company.  Mr.  Bewkes  is  a
                                                                     director  of  Interstate  Bakeries  Corporation.
                                                                     Mr.  Bewkes  is a  director  or  trustee  of  35
                                                                     investment    companies   for   which   Mitchell
                                                                     Hutchins,    PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Richard R. Burt; 52                               Trustee            Mr.  Burt  is  chairman  of IEP  Advisors,  Inc.
1275 Pennsylvania Ave, N.W.                                          (international  investments and consulting firm)
Washington, DC  20004                                                (since  March  1994) and a partner of McKinsey &
                                                                     Company  (management   consulting  firm)  (since
                                                                     1991).    He   is    also    a    director    of
                                                                     Archer-Daniels-Midland     Co.     (agricultural
                                                                     commodities),    Hollinger   International   Co.
                                                                     (publishing),     Homestake     Mining    Corp.,
                                                                     Powerhouse  Technologies  Inc. and Wierton Steel
                                                                     Corp.  He  was  the  chief   negotiator  in  the
                                                                     Strategic Arms  Reduction  Talks with the former
                                                                     Soviet   Union    (1989-1991)   and   the   U.S.
                                                                     Ambassador  to the  Federal  Republic of Germany
                                                                     (1985-1989).  Mr.  Burt is a director or trustee
                                                                     of 31 investment  companies  for which  Mitchell
                                                                     Hutchins,    PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Mary C. Farrell**; 49                             Trustee            Ms.  Farrell  is  a  managing  director,  senior
                                                                     investment   strategist   and   member   of  the
                                                                     Investment   Policy  Committee  of  PaineWebber.
                                                                     Ms. Farrell  joined  PaineWebber in 1982. She is
                                                                     a member of the  Financial  Women's  Association
                                                                     and Women's  Economic  Roundtable and appears as
                                                                     a  regular  panelist  on Wall  $treet  Week with
                                                                     Louis  Rukeyser.  She also  serves  on the Board
                                                                     of  Overseers  of New  York  University's  Stern
                                                                     School of  Business.  Ms.  Farrell is a director
                                                                     or trustee of 31 investment  companies for which
                                                                     Mitchell  Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.


                                       20


        NAME AND ADDRESS*; AGE           POSITION WITH EACH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS

Meyer Feldberg; 57                                Trustee            Mr.   Feldberg   is  Dean   and   Professor   of
Columbia University                                                  Management  of the Graduate  School of Business,
101 Uris Hall                                                        Columbia  University.  Prior  to  1989,  he  was
New York, NY  10027                                                  president   of   the   Illinois   Institute   of
                                                                     Technology.  Dean  Feldberg  is also a  director
                                                                     of Primedia,  Inc., Federated Department Stores,
                                                                     Inc.  and  Revlon,   Inc.  Dean  Feldberg  is  a
                                                                     director or trustee of 34  investment  companies
                                                                     for which Mitchell Hutchins,  PaineWebber or one
                                                                     of  their   affiliates   serves  as   investment
                                                                     adviser.

George W. Gowen; 69                               Trustee            Mr.  Gowen  is a  partner  in the  law  firm  of
666 Third Avenue                                                     Dunnington,  Bartholow  &  Miller.  Prior to May
New York, NY  10017                                                  1994,  he was a  partner  in  the  law  firm  of
                                                                     Fryer,  Ross & Gowen.  Mr.  Gowen is a  director
                                                                     or trustee of 34 investment  companies for which
                                                                     Mitchell  Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Frederic V. Malek; 62                             Trustee            Mr.   Malek  is  chairman   of  Thayer   Capital
1455 Pennsylvania Ave, N.W.                                          Partners  (merchant bank).  From January 1992 to
Suite 350                                                            November  1992,  he  was  campaign   manager  of
Washington, DC  20004                                                Bush-Quayle  `92. From 1990 to 1992, he was vice
                                                                     chairman   and,   from  1989  to  1990,  he  was
                                                                     president of Northwest  Airlines  Inc., NWA Inc.
                                                                     (holding  company of  Northwest  Airlines  Inc.)
                                                                     and Wings Holdings Inc.  (holding company of NWA
                                                                     Inc.).  Prior to 1989,  he was  employed  by the
                                                                     Marriott   Corporation   (hotels,   restaurants,
                                                                     airline  catering and contract  feeding),  where
                                                                     he  most   recently   was  an   executive   vice
                                                                     president and  president of Marriott  Hotels and
                                                                     Resorts.   Mr.  Malek  is  also  a  director  of
                                                                     American  Management Systems,  Inc.  (management
                                                                     consulting  and  computer   related   services),
                                                                     Automatic Data  Processing,  Inc., CB Commercial
                                                                     Group,  Inc.  (real  estate  services),   Choice
                                                                     Hotels    International    (hotel    and   hotel
                                                                     franchising),    FPL   Group,   Inc.   (electric
                                                                     services),  Manor Care,  Inc.  (health care) and
                                                                     Northwest   Airlines   Inc.   Mr.   Malek  is  a
                                                                     director or trustee of 31  investment  companies
                                                                     for which Mitchell Hutchins,  PaineWebber or one
                                                                     of  their   affiliates   serves  as   investment
                                                                     adviser.


                                       21


        NAME AND ADDRESS*; AGE           POSITION WITH EACH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS

Carl W. Schafer; 63                               Trustee            Mr.   Schafer  is   president  of  the  Atlantic
66 Witherspoon Street, #1100                                         Foundation   (charitable  foundation  supporting
Princeton, NJ  08542                                                 mainly     oceanographic     exploration     and
                                                                     research).   He  is  a  director   of  Base  Ten
                                                                     Systems, Inc. (software),  Roadway Express, Inc.
                                                                     (trucking),  The Guardian Group of Mutual Funds,
                                                                     the Harding,  Loevner Funds, Evans Systems, Inc.
                                                                     (motor fuels,  convenience store and diversified
                                                                     company),   Electronic   Clearing  House,   Inc.
                                                                     (financial  transactions  processing),  Frontier
                                                                     Oil    Corporation   and    Nutraceutix,    Inc.
                                                                     (biotechnology   company).   Prior  to   January
                                                                     1993,   he  was   chairman  of  the   Investment
                                                                     Advisory  Committee of the Howard Hughes Medical
                                                                     Institute.   Mr.   Schafer  is  a  director   or
                                                                     trustee  of 31  investment  companies  for which
                                                                     Mitchell  Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Cynthia N. Bow; 40                            Vice President         Ms.  Bow is a  vice  president  and a  portfolio
                                         (Mutual Fund Trust only)    manager of Mitchell  Hutchins.  Ms. Bow has been
                                                                     with Mitchell  Hutchins  since 1982.  Ms. Bow is
                                                                     a vice president of three  investment  companies
                                                                     for  which  Mitchell   Hutchins  or  PaineWebber
                                                                     serves as investment adviser.

Elbridge T. Gerry III; 42                     Vice President         Mr.  Gerry  is a  senior  vice  president  and a
                                                                     portfolio  manager of Mitchell  Hutchins.  Prior
                                                                     to  January  1996,  he  was  with  J.P.   Morgan
                                                                     Private  Banking  where he was  responsible  for
                                                                     managing  municipal  assets,  including  several
                                                                     municipal  bond  funds.  Mr.  Gerry  is  a  vice
                                                                     president  of  five  investment   companies  for
                                                                     which Mitchell  Hutchins or  PaineWebber  serves
                                                                     as investment adviser.

John J. Lee; 30                             Vice President and       Mr.  Lee is a vice  president  and a manager  of
                                            Assistant Treasurer      the mutual fund finance  department  of Mitchell
                                                                     Hutchins.  Prior to  September  1997,  he was an
                                                                     audit   manager   in  the   financial   services
                                                                     practice  of  Ernst & Young  LLP.  Mr.  Lee is a
                                                                     vice  president  and  assistant  treasurer of 32
                                                                     investment    companies   for   which   Mitchell
                                                                     Hutchins,    PaineWebber   or   one   of   their
                                                                     affiliates serves as an investment adviser.

Dennis McCauley; 52                           Vice President         Mr.  McCauley is a managing  director  and chief
                                                                     investment  officer--fixed  income  of  Mitchell
                                                                     Hutchins.   Prior  to  December   1994,  he  was
                                                                     director  of  fixed  income  investments  of IBM
                                                                     Corporation.  Mr.  McCauley is a vice  president
                                                                     of 22 investment  companies  for which  Mitchell
                                                                     Hutchins,    PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.


                                       22


        NAME AND ADDRESS*; AGE           POSITION WITH EACH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS

Ann E. Moran; 41                            Vice President and       Ms. Moran is a vice  president  and a manager of
                                            Assistant Treasurer      the mutual fund finance  department  of Mitchell
                                                                     Hutchins.  Ms.  Moran  is a vice  president  and
                                                                     assistant  treasurer of 32 investment  companies
                                                                     for which Mitchell Hutchins,  PaineWebber or one
                                                                     of  their   affiliates   serves  as   investment
                                                                     adviser.

Richard S. Murphy; 44                         Vice President         Mr.  Murphy  is a senior  vice  president  and a
                                         (Mutual Fund Trust only)    portfolio  manager of Mitchell  Hutchins.  Prior
                                                                     to March 1994  Mr. Murphy  was a vice  president
                                                                     at American  International  Group. Mr. Murphy is
                                                                     a vice  president  of two  investment  companies
                                                                     for  which  Mitchell   Hutchins  or  PaineWebber
                                                                     serves as investment adviser.

Dianne E. O'Donnell; 47                     Vice President and       Ms.  O'Donnell  is a senior vice  president  and
                                                 Secretary           deputy  general  counsel of  Mitchell  Hutchins.
                                                                     Ms. O'Donnell is a  vice president and secretary
                                                                     of 31  investment companies and a vice president
                                                                     and     assistant   secretary of one  investment
                                                                     company   for      which    Mitchell   Hutchins,
                                                                     PaineWebber or one of their affiliates serves as
                                                                     investment adviser.

Emil Polito; 38                               Vice President         Mr.  Polito  is  a  senior  vice  president  and
                                                                     director of operations  and control for Mitchell
                                                                     Hutchins.  Mr. Polito is a vice  president of 32
                                                                     investment    companies   for   which   Mitchell
                                                                     Hutchins,    PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Victoria E. Schonfeld; 48                     Vice President         Ms.   Schonfeld  is  a  managing   director  and
                                                                     general counsel of Mitchell  Hutchins (since May
                                                                     1994)   and   a   senior   vice   president   of
                                                                     PaineWebber  (since  July  1995).  Prior  to May
                                                                     1994,  she  was a  partner  in the  law  firm of
                                                                     Arnold  &  Porter.   Ms.  Schonfeld  is  a  vice
                                                                     president of 31 investment  companies and a vice
                                                                     president  and   secretary  of  one   investment
                                                                     company    for    which    Mitchell    Hutchins,
                                                                     PaineWebber  or one of their  affiliates  serves
                                                                     as investment adviser.

Paul H. Schubert; 36                        Vice President and       Mr.  Schubert  is a senior  vice  president  and
                                                 Treasurer           director of the mutual fund  finance  department
                                                                     of  Mitchell  Hutchins.   From  August  1992  to
                                                                     August  1994,   he  was  a  vice   president  at
                                                                     BlackRock   Financial    Management   L.P.   Mr.
                                                                     Schubert is a vice  president  and  treasurer of
                                                                     32  investment   companies  for  which  Mitchell
                                                                     Hutchins,    PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.


                                       23


        NAME AND ADDRESS*; AGE           POSITION WITH EACH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS

Barney A. Taglialatela; 38                  Vice President and       Mr.  Taglialatela  is a  vice  president  and  a
                                            Assistant Treasurer      manager of the mutual  fund  finance  department
                                                                     of Mitchell  Hutchins.  Prior to February  1995,
                                                                     he was a  manager  of the  mutual  fund  finance
                                                                     division  of Kidder  Peabody  Asset  Management,
                                                                     Inc. Mr.  Taglialatela  is a vice  president and
                                                                     assistant  treasurer of 32 investment  companies
                                                                     for which Mitchell Hutchins,  PaineWebber or one
                                                                     of  their   affiliates   serves  as   investment
                                                                     adviser.

William W. Veronda; 53                      Vice President           Mr.  Veronda  is  a  senior  vice  president  of
                                         (PW Municipal Series        Mitchell  Hutchins.  Prior to September 1995, he
                                                only)                was a senior vice president and general  manager
                                                                     at  Invesco  Funds  Group.  Mr.  Veronda is vice
                                                                     president  of one  investment  company for which
                                                                     Mitchell  Hutchins  or  PaineWebber   serves  as
                                                                     investment adviser.

Keith A. Weller; 37                         Vice President and       Mr.  Weller  is  a  first  vice   president  and
                                            Assistant Secretary      associate    general    counsel   of    Mitchell
                                                                     Hutchins.   Prior  to  May   1995,   he  was  an
                                                                     attorney in private  practice.  Mr.  Weller is a
                                                                     vice  president  and  assistant  secretary of 31
                                                                     investment    companies   for   which   Mitchell
                                                                     Hutchins,    PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.
-------------

*  Unless otherwise  indicated,  the business address of each listed person is 1285 Avenue of the Americas,  New York,
   New York 10019.

** Mrs.  Alexander,  Mr. Bewkes and Ms.  Farrell are  "interested  persons" of each fund as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

         Each Trust pays trustees who are not "interested persons" of the Trust ("disinterested trustees") $1,000 annually for each series and an additional up to $150 per series for each board meeting and each separate meeting of a board committee. Each Trust presently has two series and thus pays each such trustee $2,000 annually, plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trusts own in the aggregate less than 1% of the shares of each fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trusts and the funds, neither Trust requires any employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trusts for acting as a trustee or officer.

         The table below includes certain information relating to the compensation of the current board members who held office with the Trusts or with other PaineWebber funds during the funds' fiscal years ended [February 28, 1998].


                                                         COMPENSATION TABLE+

                                                       AGGREGATE           AGGREGATE
                                                   COMPENSATION FROM      COMPENSATION     TOTAL COMPENSATION FROM
                                                   MUTUAL FUND TRUST*    FROM MUNICIPAL    THE TRUSTS AND THE FUND
                 NAME OF PERSON, POSITION                                    SERIES*              COMPLEX**

          Richard Q. Armstrong,                                                                   $101,372
              Trustee
          Richard R. Burt,                                                                         101,372
              Trustee
          Meyer Feldberg,                                                                          116,222
              Trustee
          George W. Gowen,                                                                         108,272
              Trustee
          Frederic V. Malek,                                                                       101,372
              Trustee
          Carl W. Schafer,                                                                         101,372
              Trustee
--------------------

+  Only  independent  board  members are  compensated  by the Trusts and  identified  above;  board members who are
   "interested persons," as defined by the Investment Company Act, do not receive compensation.

*  Represents fees paid to each Trustee from the Trust indicated for the fiscal year ended February 28, 1999.

** Represents total  compensation paid during the calendar year ended December 31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins,  PaineWebber or one of their affiliates served as investment  adviser.  No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of [June 1, 1999], the funds' records showed no shareholders as owning 5% or more of any class of a fund's shares.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

         INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator pursuant to a separate contract (each an "Advisory Contract") with each Trust. The Advisory Contract for Mutual Fund Trust is dated April 21, 1988 and supplemented by a Fee Agreement dated June 30, 1992 with respect to National Tax-Free Income Fund. The Advisory Contract for Municipal Series is dated July 1, 1989. Under the applicable Advisory Contract, each fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.50% of average daily net assets in the case of California Tax-Free Income Fund and National Tax-Free Income Fund and 0.60% of average daily net assets in the case of Municipal High Income Fund and New York Tax-Free Income Fund.

         During each of the periods indicated, Mitchell Hutchins earned (or accrued) advisory fees in the amounts set forth below:

                                                      FISCAL YEARS ENDED FEBRUARY 28/29,
                                                       1999              1998              1997

         California Tax-Free Income Fund..........                 $  776,955        $  902,327

         National Tax-Free Income Fund............                  1,634,990         2,022,871

         Municipal High Income Fund...............                    551,107           555,499

         New York Tax-Free Income Fund............                    264,754           312,553
                                                                    (of which         (of which
                                                                 $117,350 was      $123,590 was
                                                                      waived)           waived)

         Under the terms of the applicable Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of a Trust not readily identifiable as belonging to a particular fund are allocated between the appropriate funds by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees;
(11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund;
(15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

         Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to a fund.

         Prior to August 1, 1997 PaineWebber provided certain services to the funds not otherwise provided by PFPC Inc. ("PFPC"), the fund's transfer agent, which agreement is reviewed by each board annually, PaineWebber earned (or accrued) the amounts set forth below during each of the periods indicated:


                                                           FOR THE FIVE
                                                            MONTHS ENDED      FISCAL YEAR ENDED
                                                           JULY 31, 1997      FEBRUARY 28, 1997


           California Tax-Free Income Fund..........           $5,924              $16,293

           National Tax-Free Income Fund...............       $15,757              $43,965

           Municipal High Income Fund..................        $5,104              $13,436

           New York Tax-Free Income Fund...............        $2,077               $7,682
                                                                          (of which $7,682
                                                                               was waived)


         Subsequent to July 31, 1997, PFPC (not the funds) pays PaineWebber for certain transfer agency related services that PFPC has delegated to PaineWebber.

         During the fiscal years ended February 28, 1998 and February 28, 1999, the funds paid (or accrued) no fees to PaineWebber for its services as securities lending agent.

         NET ASSETS. The following table shows the approximate net assets as of May 31, 1998, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                    NET ASSETS
                              INVESTMENT CATEGORY                     ($MIL)

           Domestic (excluding Money Market)................
           Global...........................................
           Equity/Balanced..................................
           Fixed Income (excluding Money Market)............
                   Taxable Fixed Income.....................
                   Tax-Free Fixed Income....................
           Money Market Funds...............................


         PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

         DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of each fund under separate distribution contracts with each Trust (collectively, "Distribution Contracts"). Each Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the applicable fund. Shares of each fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of the funds (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell each fund's shares.

         Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each fund adopted by each Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act of 1940 (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan, each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. Under the Class C Plan, each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the Class C shares. There is no distribution plan with respect to the funds' Class Y shares.

         Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

         Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

         o Offset the commissions it pays to PaineWebber for selling each fund's Class B and Class C shares, respectively.

         o Offset each fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

         PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

         Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

         The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that each fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

         Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the applicable board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the applicable board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and
(4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of that Trust.

         In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of each fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of fund shares.

         The funds paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal year ended February 28, 1999:


                                    CALIFORNIA                                                   NEW YORK TAX-
                                 TAX-FREE INCOME     NATIONAL TAX-FREE       MUNICIPAL HIGH       FREE INCOME
                                       FUND                 FUND              INCOME FUND             FUND

      Class A.................
      Class B.................
      Class C.................

         Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each fund during the fiscal year ended February 28, 1999:


                                                                                                          NEW YORK
                                                      CALIFORNIA         NATIONAL        MUNICIPAL        TAX-FREE
                                                   TAX-FREE INCOME   TAX-FREE INCOME    HIGH INCOME        INCOME
                                                         FUND              FUND             FUND            FUND

      CLASS A
      Marketing and advertising...............
      Amortization of commissions.............
      Printing of prospectuses and statements
      of additional information...............
      Branch network costs allocated and
      interest expense........................
      Service fees paid to PaineWebber
      Financial Advisors......................

      CLASS B
      Marketing and advertising...............
      Amortization of commissions.............
      Printing of prospectuses and statements
      of additional information...............
      Branch network costs allocated and
      interest expense........................
      Service fees paid to PaineWebber
      Financial Advisors......................

      CLASS C
      Marketing and advertising...............
      Amortization of commissions.............
      Printing of prospectuses and statements
      of additional information...............
      Branch network costs allocated and
      interest expense........................


                                       29


                                                                                                          NEW YORK
                                                      CALIFORNIA         NATIONAL        MUNICIPAL        TAX-FREE
                                                   TAX-FREE INCOME   TAX-FREE INCOME    HIGH INCOME        INCOME
                                                         FUND              FUND             FUND            FUND

      Service fees paid to PaineWebber
      Financial Advisors......................


         "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the funds' shares, including the PaineWebber retail branch system.

         In approving each fund's overall Flexible PricingSM system of distribution, the applicable board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

         In approving the Class A Plan, each board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

         In approving the Class B Plan, the board of each fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

         In approving the Class C Plan, each board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase was conditioned upon its expectation of being compensated under the Class C Plan.

         With respect to each Plan, the boards considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The boards also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of a fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

         Under the Distribution Contract between each Trust and Mitchell Hutchins for the Class A shares for the fiscal years (or periods) set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.


                                                                   FISCAL YEAR ENDED FEBRUARY 28/29,
                                                                 1999                 1998              1997
                                                                 ----                 ----              ----
       CALIFORNIA TAX-FREE INCOME FUND
         Earned..........................................                         $ 79,848          $ 56,842
         Retained........................................                            6,304             4,798
       NATIONAL TAX-FREE INCOME FUND
         Earned..........................................                           79,748           148,485
         Retained........................................                            6,357             1,253
       MUNICIPAL HIGH INCOME FUND
         Earned..........................................                          121,988            23,894
         Retained........................................                            7,764             1,867
       NEW YORK TAX-FREE INCOME FUND
         Earned..........................................                           47,579            11,290
         Retained........................................                            3,962               838


         Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended February 28, 1999:


                                                                                                     NEW YORK
                                CALIFORNIA TAX-FREE      NATIONAL TAX-FREE     MUNICIPAL HIGH        TAX-FREE
                                    INCOME FUND             INCOME FUND          INCOME FUND        INCOME FUND

     Class A...............
     Class B...............
     Class C...............


                             PORTFOLIO TRANSACTIONS

         Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Each fund effects its portfolio transactions with municipal bond dealers. Municipal securities are traded on the over-the-counter market on a "net" basis without a stated commission through dealers acting for their own accounts and not through brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. For the last three fiscal years, the funds have not paid any brokerage commissions.

         For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

         Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts.

         Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

         The funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the Investment Company Act of 1940. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.

         PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

         The funds' respective portfolio turnover rates for the fiscal years shown were:

                                                                  FISCAL YEARS ENDED FEBRUARY 28

                                                                       1999              1998
                                                                       ----              ----
         California Tax-Free Income Fund...............                                  107%
         National Tax-Free Income Fund.................                                   79%
         Municipal High Income Fund....................                                   22%
         New York Tax-Free Income Fund.................                                   34%

            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

         [WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

         o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

         o Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

         o Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

         o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus

         In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.]

         COMBINED PURCHASE PRIVILEGE -- CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

         An "eligible group of related fund investors" can consist of any combination of the following:

         (a)       an  individual,   that  individual's   spouse,   parents  and
children;

         (b)       an individual  and his or her individual  retirement  account
("IRA");

         (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

         (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

         (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

         (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

         (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

         (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

         RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

         [REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption might not be deductible under certain circumstances. See "Taxes" below.]

         WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

         [PURCHASES OF CLASS Y SHARES THROUGH THE PACE MULTI ADVISOR PROGRAM. An investor who participates in the PACE Multi Advisor Program is eligible to purchase Class Y shares. The PACE Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.]

         [PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN PW 401(K) PLUS PLAN. The trustee of the PW 401(k) Plus Plan, a defined contribution plan sponsored by PW Group, buys and sells Class Y shares of the funds to implement the investment choices of individual plan participants with respect to their PW 401(k) Plus Plan contributions. Individual plan participants should consult the Summary Plan Description and other plan material of the PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-PWEBBER (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.]

         ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

         If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

         The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

         SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

         AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

         SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

         o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

         o Class B shares. Minimum value of fund shares is $20,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $200, $400, $600 and $800, respectively.

         Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

         An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the funds' systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

         [INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.]

         [TRANSFER OF ACCOUNTS. If investors holding shares of a fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.]

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SERVICEMARK);
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(REGISTERED) (RMA)(REGISTERED)

         Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

         To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

         The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

         PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

         PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

         o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(Registered) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

         o      comprehensive   year-end   summary   statements   that   provide
                information on account activity for use in tax planning and tax return preparation;

         o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

         o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

         o Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

         o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

         o expanded account protection to $100 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at PFPC and not through PaineWebber; and

         o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

         The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

         Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

         The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES

         Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the applicable board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

         The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return  quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

          P(1 + T)n  =    ERV
       where:      P =    a hypothetical initial payment of $1,000 to purchase
                          shares of a specified class
                   T =    average annual total return of shares of that class
                   n =    number of years
                 ERV =    ending redeemable value of a hypothetical $1,000
                          payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.0% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

         The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

         Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

         The following tables show performance information for each class of the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


                         CALIFORNIA TAX-FREE INCOME FUND

                                                          CLASS A          CLASS B        CLASS C        CLASS Y

       Year ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Five Years ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Ten Years ended February 28, 1999:
              Standardized Return..................
              Non-Standardized Return..............
       Inception** to February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............



                          NATIONAL TAX-FREE INCOME FUND

                                                          CLASS A          CLASS B        CLASS C        CLASS Y
       Year ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Five Years ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Ten Years ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return*.............
       Inception** to February 28,1999:
              Standardized Return*.................
              Non-Standardized Return..............



                           MUNICIPAL HIGH INCOME FUND

                                                          CLASS A          CLASS B        CLASS C        CLASS Y
       Year ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Five Years ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Ten Years ended February 28, 1999:
              Standardized Return..................
              Non-Standardized Return..............
       Inception** to February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............



                          NEW YORK TAX-FREE INCOME FUND

                                                          CLASS A          CLASS B        CLASS C        CLASS Y
       Year ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Five Years ended February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............
       Ten Years ended February 28, 1999:
              Standardized Return..................
              Non-Standardized Return..............
       Inception** to February 28, 1999:
              Standardized Return*.................
              Non-Standardized Return..............


--------------

*  All  Standardized  Return figures for Class A shares reflect  deduction of the current maximum sales charge of
   4.0%.  All  Standardized  Return  figures for Class B and Class C shares  reflect  deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge;  therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.

** The inception date for each class of shares is as follows:


                                                 CLASS A             CLASS B           CLASS C          CLASS Y

    California Tax-Free Income Fund              09/16/85            07/01/91          07/02/92         02/05/98
    National Tax-Free Income Fund                12/03/84            07/01/91          07/02/92         11/03/95
    Municipal High Income Fund                   06/23/87            07/01/91          07/02/92         02/05/98
    New York Tax-Free Income Fund                09/23/88            07/01/91          07/02/92          5/21/98


         YIELD. Yields used in each fund's Performance Advertisements are calculated by dividing the fund's interest income attributable to a class of shares for a 30-day period ("Period"), net of expenses attributable to such class, by the average number of shares of such class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) at the end of the Period. Yield quotations are calculated according to the following formula:


               YIELD   =  [OBJECT OMITTED]

          where:       a =   interest earned during the Period attributable to a
                             class of shares
                       b =   expenses accrued for the Period attributable to a
                             class of shares (net of reimbursements)
                       c =   the  average  daily  number  of shares of a class
                             outstanding during the Period that were entitled to receive dividends
                       d =   the maximum offering price per share (in the case
                             of Class A shares) or the net asset value per share
                             (in the case of Class B and Class C shares) on the last day of the Period.

         Except as noted below, in determining interest income earned during the Period (variable "a" in the above formula), each fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. With respect to Class A shares, in calculating the maximum offering price per share at the end of the Period (variable "d" in the above formula) the fund's current maximum 4.0 initial sales charge on Class A shares is included.

         The following table shows the yield for each class of shares of each fund for the 30-day period ended February 28, 1999:


                                  CALIFORNIA           NATIONAL                                NEW YORK
                                TAX-FREE INCOME    TAX-FREE INCOME      MUNICIPAL HIGH         TAX-FREE
                                     FUND                FUND            INCOME FUND          INCOME FUND

       Class A.............
       Class B.............
       Class C.............
       Class Y.............


         Tax-exempt yield is calculated according to the same formula except that the variable "a" equals interest exempt from federal income tax earned during the Period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

         TAX EQUIVALENT YIELD = [OBJECT OMITTED]

         E   =   tax-exempt yield of a Class of shares

         p   =   stated income tax rate

         t   =   taxable yield of a Class of shares

         The tax-equivalent yield of California Tax-Free Income Fund assumes a 45.22% combined effective California and federal tax rate. The tax-equivalent yield of New York Tax-Free Income Fund assumes a 46.43% effective New York State, New York City and federal tax rate. The tax-equivalent yield of each of National Tax-Free Income Fund and Municipal High Income Fund assumes a 39.6% effective federal tax rate.

         The funds had the following tax-equivalent yields for the 30-day period ended February 28, 1999:


                                                             CLASS A           CLASS B        CLASS C      CLASS Y

         California Tax-Free Income Fund..........
         National Tax-Free Income Fund............
         Municipal High Income Fund...............
         New York Tax-Free Income Fund............


         OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper") for U.S. government funds, corporate bond
(BBB) funds and high yield funds, CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Municipal Bond Buyers Indices, Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, Merrill Lynch Municipal Bond Indices, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers World Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Each fund also may refer in these materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of a fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

                                      TAXES

         BACKUP WITHHOLDING. Each fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of any fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

         CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each fund must distribute to its shareholders for each taxable year at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code and its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and must meet several additional requirements. For each fund these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits (including distributions attributable to tax-exempt interest income) would be taxable to its shareholders, as dividends (that is, ordinary income).

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by IDBs or PABs should consult their tax advisers before purchasing fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed form the proceeds of IDBs or PABs.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a fund still would be tax-exempt to the extent described in the Prospectus; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

         If fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         If a fund invests in instruments that generate taxable interest income, under the circumstances described in the Prospectus and in the discussion of municipal market discount bonds below, the portion of any fund dividend attributable to the interest earned thereon will be taxable to the fund's shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an "exempt-interest dividend" (as described in the Prospectus). The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as exempt-interest may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Each fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the fund with a correct taxpayer identification number. Each fund also is required to withhold 31% of all taxable dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         Dividends and other distributions declared by a fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Each fund invests almost exclusively in debt securities and Derivative Instruments and receives no dividend income; accordingly, no (or only a negligible) portion of the dividends or other distributions paid by any fund will be eligible for the dividends-received deduction allowed to corporations.

         Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures derived by a fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

         If a fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest in the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures contract entered into by a fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

         Each fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the produce of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a fund after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         CALIFORNIA TAXES. Individual shareholders of California Tax-Free Income Fund who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are attributable to interest on tax-exempt obligations issued by the State of California or a California local government (or interest earned on obligations of U.S. possessions or territories) ("exempt-interest dividends"), provided that the fund qualifies as a RIC under the Code and satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in obligations the interest on which is exempt from personal income taxation under the laws or Constitution of California or the laws of the United States. Distributions from the fund which are attributable to sources other than those described in the preceding sentence will generally be taxable to such shareholders as ordinary income. However, distributions by

California Tax-Free Income Fund, if any, that are derived from interest on obligations of the U.S. government may also be designated by the fund and treated by its shareholders as exempt from California personal income tax, provided that the foregoing 50% requirement is satisfied. Moreover, under California legislation incorporating certain provisions of the Code applicable RICs, amounts treated as capital gain distributions for federal income tax purposes generally will be treated as long-term capital gains for California personal income tax purposes. In addition, distributions to shareholders other than exempt-interest dividends are includable in income subject to California alternative minimum tax.

         Distributions of investment income and long-term and short-term capital gains will not be excluded from taxable income in determining the California corporate franchise tax for corporate shareholders. In addition, such distributions may be includable in income subject to the California alternative minimum tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of California Tax-Free Income Fund will not be deductible for California personal income tax purposes.

         Shares of California Tax-Free Income Fund will not be subject to the California property tax.

         NEW YORK TAXES. Individual shareholders of New York Tax-Free Income Fund will not be required to include in their gross income for New York State and City purposes any portion of distributions received from the fund to the extent such distributions are directly attributable to interest earned on tax-exempt obligations issued by New York state or any political subdivisions thereof (including the City) or interest earned on obligations of U.S. possessions or territories to the extent interest on such obligations is exempt from state taxation pursuant to federal law, provided that the fund qualifies as a RIC under the Code and satisfies certain requirements, among others, that at least 50% of its assets at the close of each quarter of its taxable year constitute obligations which are tax-exempt for federal income tax purposes. Distributions from the fund which are attributable to sources other than those described in the preceding sentence (including interest on obligations of other states and their political subdivisions) will generally be taxable to such individual shareholders as ordinary income. Distributions to individual shareholders by the fund which represents long-term capital gains for federal income tax purposes will be treated as long-term capital gains for New York State and City personal income tax purposes. (Certain undistributed capital gains of the fund that are treated as (taxable) long-term capital gains in the hands of shareholders will be treated as long-term capital gains for New York State and City personal income taxes.)

         Shareholders of New York Tax-Free Income Fund that are subject to the New York State corporation franchise tax or the City general corporation tax will be required to include exempt-interest dividends paid by the fund in their "entire net income" for purposes of such taxes and will be required to include their shares of the fund in their investment capital for purposes of such taxes.

         Shareholders of New York Tax-Free Income Fund will be subject to the unincorporated business taxation imposed by the City solely by reason of their ownership of shares in the fund. If a shareholder is subject to the unincorporated business tax, income and gains distributed by the fund will be subject to such tax except in general to the extent such distributions are directly attributable to interest earned on tax-exempt obligations issued by New York State or any political subdivision thereof (including the City).

         Shares of New York Tax-Free Income Fund will not be subject to property taxes imposed by New York State or the City.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of the New York Tax-Free Income Fund (and certain other expenses relating thereto) generally will not be deductible for New York State and City personal income tax purposes.

         Interest income of New York Tax-Free Income Fund which is distributed to shareholders will generally not be taxable to the fund for purposes of the New York State corporation franchise tax or the New York City general corporation tax.

         The fund is subject to the corporation franchise (income) tax measured by the entire net income base, the minimum taxable income base or the fixed dollar minimum, whichever is greater. "Entire net income" of the fund is federal "investment company taxable income" with certain modifications. In addition, the fund is permitted to deduct dividends paid to its shareholders in determining its federal taxable income.

         The foregoing is a general summary of certain provisions of federal, California and New York State and City tax laws currently in effect as they directly govern the taxation of shareholders of the funds. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning tax matters.

         TAX-FREE INCOME VS. TAXABLE INCOME-NATIONAL TAX-FREE INCOME FUND AND MUNICIPAL HIGH INCOME FUND. Table I below illustrates approximate equivalent taxable and tax-free yields at the 1998 federal individual income tax rates. For example, a couple with taxable income of $90,000 in 1998, or a single individual with taxable income of $55,000 in 1998, whose investments earned a 6% tax-free yield, would have had to earn approximately an 8.33% taxable yield to receive the same benefit.



                                         TABLE I. 1998 FEDERAL TAXABLE VS. TAX-FREE YIELDS*

       TAXABLE INCOME (000'S)                                                   A TAX-FREE YIELD OF
--------------------------------------                       ----------------------------------------------------------
                                             FEDERAL TAX
     SINGLE                JOINT                               4.00%       5.00%       6.00%        7.00%      8.00%
     RETURN               RETURN               BRACKET             IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY:
------------------    ----------------       ------------    ----------------------------------------------------------

      $  0 - 24.7       $ 0 - 41.2             15.00%          4.71%       5.88%       7.06%        8.24%      9.41%

      24.7 - 59.8       41.2 - 99.6             28.00          5.56        6.94         8.33        9.72       11.11

     59.8 - 124.7      99.6 - 151.8             31.00          5.80        7.25         8.70        10.14      11.59

    124.7 - 271.1      151.8 - 271.1            36.00          6.25        7.81         9.38        10.94      12.50

      Over $271.1       Over $271.1             39.60          6.62        8.28         9.93        11.59      13.25

 .........


*  See note following Table III.


         TAX-FREE INCOME VS. TAXABLE INCOME-CALIFORNIA TAX-FREE INCOME FUND. Table II below illustrates approximate equivalent taxable and tax-free yields at the 1998 federal individual and 1998 California personal income tax rates. For example, a California couple with taxable income of $90,000 in 1998, or a single California individual with taxable income of $55,000 in 1998, whose investments earned a 6% tax-free yield, would have had to earn approximately a 9.19% taxable yield to receive the same benefit.


                                 TABLE II. 1998 FEDERAL AND CALIFORNIA TAXABLE VS. TAX-FREE YIELDS*

                                              EFFECTIVE
                                             CALIFORNIA
       TAXABLE INCOME (000'S)                    AND                            A TAX-FREE YIELD OF
--------------------------------------                       ----------------------------------------------------------
                                             FEDERAL TAX
     SINGLE                JOINT                              4.00%       5.00%        6.00%       7.00%       8.00%
     RETURN               RETURN               BRACKET             IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY:
------------------    ----------------       ------------    ----------------------------------------------------------

     $18.4 - 24.7      $36.7 - 41.2            20.10%           5.01%       6.26%      7.51%       8.76%      10.01%

      24.7 - 25.5       41.2 - 51.0             32.32           5.91        7.39        8.87       10.34       11.82

      25.5 - 32.2       51.0 -64.4              33.76           6.04        7.55        9.06       10.57       12.08

      32.2 - 59.8       64.4 - 99.6             34.70           6.13        7.66        9.19       10.72       12.25

     59.8 - 124.7      99.6 - 151.8             37.42           6.39        7.99        9.59       11.19       12.78

    124.7 - 271.1      151.8 - 271.1            41.95           6.89        8.61       10.34       12.06       13.78

      Over $271.1       Over $271.1             45.22           7.30        9.13       10.95       12.78       14.60


 .........

*  See note following Table III.


         TAX-FREE INCOME VS. TAXABLE INCOME-NEW YORK TAX-FREE INCOME FUND. Table III below illustrates approximate equivalent taxable and tax-free yields at the 1998 federal individual, and New York State and New York City personal, income tax rates. For example, a New York City couple with taxable income of $90,000 in 1997, whose investments earned a 4% tax-free yield, would have had to earn approximately a 6.26% taxable yield to receive the same benefit. A couple who lives in New York State outside New York City with taxable income of $90,000 in 1998 would have had to earn approximately a 5.96% taxable yield to realize a 4% tax-free yield.

         Single taxpayers may also take advantage of high tax-free income. For example, a single individual with taxable income of $55,000 in 1998, who lives in New York City and whose investments earn a 4% tax-free yield, would have had to earn approximately a 6.26% taxable yield to receive the same benefit. A single individual with a taxable income of $55,000 in 1998, who lives in New York State outside of New York City, would have had to earn approximately a 5.96% taxable yield to realize a 4% tax-free yield.



                                  TABLE III. 1998 FEDERAL AND NEW YORK TAXABLE VS. TAX-FREE YIELDS*

                                            COMBINED
       TAXABLE INCOME (000'S)                FEDERAL                          A TAX-FREE YIELD OF
--------------------------------------                      ---------------------------------------------------------
                                           NYS/NYCTAX
     SINGLE                JOINT                              4.00%      5.00%       6.00%       7.00%       8.00%
     RETURN               RETURN             BRACKET             IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY:
------------------    ----------------    --------------    ---------------------------------------------------------

       $ 0 - 24.7       $ 0 - 41.2           24.55%           5.30%      6.63%       7.95%       9.28%      10.60%

      24.7 - 50.0       41.2 - 90.0           36.10           6.26        7.82        9.39       10.95       12.52

      50.0 - 59.8       90.0 - 99.6           36.14           6.26        7.83        9.40       10.96       12.53

     59.8 - 124.7      99.6 - 151.8           38.80           6.54        8.17        9.80       11.44       13.07

    124.7 - 271.1      151.8 - 271.1          43.24           7.05        8.81       10.57       12.33       14.09

      Over $271.1       Over $271.1           46.43           7.47        9.33       11.20       13.07       14.93


       TAXABLE INCOME (000'S)               COMBINED                          A TAX-FREE YIELD OF
--------------------------------------                      ---------------------------------------------------------
                                           FEDERAL NYS
     SINGLE                JOINT               TAX            4.00%      5.00%       6.00%       7.00%       8.00%
     RETURN               RETURN             BRACKET             IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY:
------------------    ----------------    --------------    ---------------------------------------------------------

       $ 0 - 24.7        $0 - 41.2           20.82%           5.05%      6.31%       7.58%       8.94%      10.10%

      24.7 - 59.8       41.2 - 99.6           32.93           5.96        7.46        8.95       10.44       11.93

     59.8 - 124.7      99.6 - 151.8           35.73           6.22        7.78        9.34       10.89       12.45

    124.7 - 271.1      151.8 - 271.1          40.38           6.71        8.39       10.06       11.74       13.42

      Over $271.1       Over $271.1           43.74           7.11        8.89       10.66       12.44       14.22


 .........

* Certain simplifying assumptions have been made. The amount of "Taxable Income" is the net amount subject to federal income tax after deductions and exemptions,  assuming that all income is ordinary income.  Any particular  taxpayer's effective  tax rate may differ.  The  effective  rates  reflect  the highest tax bracket  within each range of income listed.  However,  a California  or New York  taxpayer  within the lowest income ranges shown may fall within a lower effective tax bracket.  The figures set forth above do not reflect the AMT,  limitations on federal or state itemized deductions, the phase out of personal exemptions, the taxability of social


                                       49


security  or railroad  retirement  benefits or any state or local  taxes  payable on Fund  distributions  (other than
California, New York State and New York City personal income taxes in the case of Tables II and III).

The yields listed are for illustration only and are not necessarily representative of a fund's yield. Each fund invests primarily in obligations the interest on which is exempt from federal income tax and, in the case of California Tax-Free Income Fund, from California personal income tax and, in the case of New York Tax-Free Income Fund, from New York State and New York City personal income taxes; however, some of a fund's investments may generate taxable income. Effective tax rates shown are those in effect on the date of this SAI; such rates might change after that date.

                                OTHER INFORMATION

         MASSACHUSETTS BUSINESS TRUSTS. Each Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a fund could, under certain circumstances, be held personally liable for the obligations of the fund or its Trust. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. Each Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the relevant fund. The board members intend to conduct each fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

         CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

         VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of a Trust may elect all of the board members of that Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of a Trust will be voted separately, except when an aggregate vote of all the series of a Trust is required by law.

         The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of a Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of a Trust.

         CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

         PRIOR NAMES. Prior to November 10, 1995, the Class C shares of the funds were called "Class D" shares.

         CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.]

         COMBINED PROSPECTUS. Although each fund is offering only its own shares, it is possible that a fund might become liable for a misstatement in the Prospectus about another fund. The board of each fund has considered this factor in approving the use of a single, combined Prospectus.

         COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

         AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Funds.

                              FINANCIAL STATEMENTS

Each fund's Annual Report to Shareholders for its last fiscal year ended February 28, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors or independent accountants appearing therein are incorporated herein by this reference.

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

         AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through CAA. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P MUNICIPAL DEBT RATINGS

         AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C, D. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         CI. The rating CI is reserved for income bonds on which no interest is being paid.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM OBLIGATIONS

There are three categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG-3. Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g. Aaa/NR or NR/VMIG 1.

MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. SG. This designation denotes speculative quality. Debt Instruments in this category lack margins of protection.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL  NOTES AND OTHER  SHORT-TERM
LOANS:

A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making the assessment.

--Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

--Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1. Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation. SP-2. Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes. SP-3. Speculative capacity to pay principal and interest.

DESCRIPTION OF SHORT-TERM DEBT COMMERCIAL PAPER RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1.       Issuers  (or  supporting   institutions)  assigned  this
highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2.       Issuers  (or  supporting   institutions)  assigned  this
rating  have  a  strong  ability  for  repayment  of  senior   short-term   debt
obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3.       Issuers  (or  supporting   institutions)  assigned  this
rating have an acceptable capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME.     Issuers  assigned this rating do not fall within
any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

         A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation. C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



YOU SHOULD RELY ONLY ON THE  INFORMATION CONTAINED                                      PaineWebber
OR   REFERRED  TO   IN   THE  PROSPECTUS  AND THIS                  California Tax-Free Income Fund
STATEMENT OF  ADDITIONAL  INFORMATION.  THE  FUNDS
AND THEIR DISTRIBUTOR  HAVE NOT AUTHORIZED  ANYONE                                      PaineWebber
TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.                    National Tax-Free Income Fund
THE PROSPECTUS  AND  THIS  STATEMENT OF ADDITIONAL
INFORMATION IS NOT AN OFFER  TO SELL SHARES OF THE                                      PaineWebber
FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR                       Municipal High Income Fund
DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.
                                                                                        PaineWebber
                                                                      New York Tax-Free Income Fund




               ------------
                                                         ------------------------------------------

                                                                Statement of Additional Information

                                                                                      June 30, 1999

                                                         ------------------------------------------







                                                                                        PAINEWEBBER





(COPYRIGHT)1999 PaineWebber Incorporated

                            PART C. OTHER INFORMATION

Item 23.  Exhibits
          --------


         (1)      Amended and Restated Declaration of Trust 1/
         (2)      Restated By-Laws 1/
         (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/
         (4)      (a)      Investment Advisory and Administration Contract 1/
                  (b)      Investment  Advisory and Administration Fee Agreement
                           1/
         (5)      (a)      Distribution Contract (Class A Shares) 1/
                  (b)      Distribution Contract (Class B Shares) 1/
                  (c)      Distribution Contract (Class C Shares) 3/
                  (d)      Distribution Contract (Class Y Shares) 3/
                  (e)      Exclusive Dealer Agreement (Class A Shares) 1/
                  (f)      Exclusive Dealer Agreement (Class B Shares) 1/
                  (g)      Exclusive Dealer Agreement (Class C Shares) 3/
                  (h)      Exclusive Dealer Agreement (Class Y Shares) 3/

         (6)      Bonus, profit sharing or pension plans - none

         (7)      Custodian Agreement 1/
         (8)      Transfer Agency Agreement 1/
         (9)      Opinion and consent of counsel (to be filed)
         (10)     Other opinions, appraisals, rulings, and consents:
                  (a)      Auditor's consent (to be filed)
                  (b)      Consent of Special Counsel with respect to California
                           law (to be filed)
         (11)     Financial statements omitted from prospectus - none
         (12)     Letter of investment intent 1/
         (13)     (a)      Plan of  Distribution  pursuant to Rule 12b-1 with
                           respect  to Class A Shares (to be filed)
                  (b)      Plan of  Distribution  pursuant  to Rule  12b-1  with
                           respect to Class B Shares (to be filed)
                  (c)      Plan of  Distribution  pursuant  to Rule  12b-1  with
                           respect to Class C Shares (to be filed)
         (14)     and
         (27)     Financial Data Schedule (to be filed)
         (15)     Plan pursuant to Rule 18f-3 4/


________________________


1/ Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed July 1, 1998.

2/       Incorporated  by reference  from  Articles III,  VIII,  IX, X and XI of
         Registrant's Amended and Restated Declaration of Trust and from Articles II, VII, X of the Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 21 to registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed July 1, 1996.

4/ Incorporated by reference from Post-Effective Amendment No. 22 to registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed September 23, 1996.


Item 24. Persons Controlled by or Under Common Control With Registrant
         -------------------------------------------------------------

         None.

Item 25. Indemnification
         ---------------

         Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

         Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

         Article IX of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Section 9 of the Investment Advisory and Administration Contract (the "Contract") provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the trustees shall not be liable for any obligations of the Registrant under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

         Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins, its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Distribution Contract.

         Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Section 10 of the Distribution Contract contains provisions similar to that of Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27. Principal Underwriters
         ----------------------

         (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

                  ALL AMERICAN TERM TRUST INC.
                  GLOBAL HIGH INCOME DOLLAR FUND INC.
                  GLOBAL SMALL CAP FUND INC.
                  INSURED MUNICIPAL INCOME FUND INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

                  MANAGED HIGH YIELD FUND INC.
                  MANAGED HIGH YIELD PLUS FUND INC.
                  MITCHELL HUTCHINS INSTITUTIONAL SERIES

                  MITCHELL HUTCHINS PORTFOLIOS
                  MITCHELL HUTCHINS SERIES TRUST
                  PAINEWEBBER AMERICA FUND

                  PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
                  PAINEWEBBER INDEX TRUST
                  PAINEWEBBER INVESTMENT SERIES
                  PAINEWEBBER INVESTMENT TRUST
                  PAINEWEBBER INVESTMENT TRUST II
                  PAINEWEBBER MANAGED ASSETS TRUST
                  PAINEWEBBER MANAGED INVESTMENTS TRUST
                  PAINEWEBBER MASTER SERIES, INC.
                  PAINEWEBBER MUNICIPAL SERIES
                  PAINEWEBBER MUTUAL FUND TRUST
                  PAINEWEBBER OLYMPUS FUND
                  PAINEWEBBER SECURITIES TRUST
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  2002 TARGET TERM TRUST INC.


         (b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (Registration Number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number
                  801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, New York 10019.

                                                                   Positions and Office With Underwriter or
Name                               Position With Registrant        Exclusive Dealer
----                               ------------------------        ----------------


Margo N. Alexander                 President and Trustee           President, Chief Executive Officer and a
                                                                   Director of Mitchell Hutchins and Executive
                                                                   Vice President and a Director of
                                                                   PaineWebber

Mary C. Farrell                    Trustee                         Managing Director, Senior Investment
                                                                   Strategist and member of the Investment
                                                                   Policy Committee of PaineWebber


Cynthia Bow                        Vice President                  First Vice President and a Portfolio Manager
                                                                   of Mitchell Hutchins

Elbridge T. Gerry III              Vice President                  Senior Vice President and a Portfolio
                                                                   Manager of Mitchell Hutchins


John J. Lee                        Vice President and Assistant    Vice President and a Manager of the Mutual
                                   Treasurer                       Fund Finance Department of Mitchell Hutchins


Dennis McCauley                    Vice President                  Managing Director and Chief Investment
                                                                   Officer - Fixed Income of Mitchell Hutchins


                                                        C-4


                                                                   Positions and Office With Underwriter or
Name                               Position With Registrant        Exclusive Dealer
----                               ------------------------        ----------------


Ann E. Moran                       Vice President and Assistant    Vice President and a Manager of the Mutual
                                   Treasurer                       Fund Finance Department of Mitchell Hutchins


Richard S. Murphy                  Vice President                  Senior Vice President and a Portfolio
                                                                   Manager of Mitchell Hutchins

Dianne E. O'Donnell                Vice President and Secretary    Senior Vice President and Deputy General
                                                                   Counsel of Mitchell Hutchins

Emil Polito                        Vice President                  Senior Vice President and Director of
                                                                   Operations and Control for Mitchell Hutchins


Victoria E. Schonfeld              Vice President                  Managing Director and General Counsel of
                                                                   Mitchell Hutchins and a Senior Vice
                                                                   President of PaineWebber

Paul H. Schubert                   Vice President and Treasurer    Senior Vice President and Director of the
                                                                   Mutual Fund Finance Department of Mitchell
                                                                   Hutchins

Barney A. Taglialatela             Vice President and Assistant    Vice President and a Manager of the Mutual
                                   Treasurer                       Fund Finance Department of Mitchell Hutchins


Keith A. Weller                    Vice President and Assistant    First Vice President and Associate General
                                   Secretary                       Counsel of Mitchell Hutchins

         (c)      None


Item 28.  Location of Accounts and Records
          --------------------------------

         The books and other documents  required by paragraphs  (b)(4),  (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         None.

                          PAINEWEBBER MUTUAL FUND TRUST

                                  EXHIBIT INDEX

Exhibit
Number
------


         (1)      Amended and Restated Declaration of Trust 1/
         (2)      Restated By-Laws 1/
         (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/
         (4)      (a)      Investment Advisory and Administration Contract 1/
                  (b)      Investment  Advisory and Administration Fee Agreement
                           1/
         (5)      (a)      Distribution Contract (Class A Shares) 1/
                  (b)      Distribution Contract (Class B Shares) 1/
                  (c)      Distribution Contract (Class C Shares) 3/
                  (d)      Distribution Contract (Class Y Shares) 3/
                  (e)      Exclusive Dealer Agreement (Class A Shares) 1/
                  (f)      Exclusive Dealer Agreement (Class B Shares) 1/
                  (g)      Exclusive Dealer Agreement (Class C Shares) 3/
                  (h)      Exclusive Dealer Agreement (Class Y Shares) 3/

         (6)      Bonus, profit sharing or pension plans - none

         (7)      Custodian Agreement 1/
         (8)      Transfer Agency Agreement 1/
         (9)      Opinion and consent of counsel (to be filed)
         (10)     Other opinions, appraisals, rulings, and consents:
                  (a)      Auditor's consent (to be filed)
                  (b)      Consent of Special Counsel with respect to California
                           law (to be filed)
         (11)     Financial statements omitted from prospectus - none
         (12)     Letter of investment intent 1/
         (13)     (a)      Plan of  Distribution  pursuant to Rule 12b-1 with
                           respect to Class A Shares (to be filed)
                  (b)      Plan of  Distribution  pursuant  to Rule  12b-1  with
                           respect to Class B Shares (to be filed)
                  (c)      Plan of  Distribution  pursuant  to Rule  12b-1  with
                           respect to Class C Shares (to be filed)
         (14)     and
         (27)     Financial Data Schedule (to be filed)
         (15)     Plan pursuant to Rule 18f-3 4/


________________________


1/ Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed July 1, 1998.

2/       Incorporated  by reference  from  Articles III,  VIII,  IX, X and XI of
         Registrant's Amended and Restated Declaration of Trust and from Articles II, VII, X of the Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 21 to registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed July 1, 1996.

4/ Incorporated by reference from Post-Effective Amendment No. 22 to registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed September 23, 1996.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of April, 1999.

                          PAINEWEBBER MUTUAL FUND TRUST

                          By:       /s/ DIANNE E. O'DONNELL
                                    ------------------------
                                    Dianne E. O'Donnell
                                    Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                        TITLE                            DATE

/s/ Margo N. Alexander           President and Trustee            April 28, 1999
--------------------------       (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.       Trustee and Chairman             April 28, 1999
--------------------------       of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong         Trustee                          April 28, 1999
--------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt              Trustee                          April 28, 1999
--------------------------
Richard R. Burt *

/s/ Mary C. Farrell              Trustee                          April 28, 1999
--------------------------
Mary C. Farrell *

/s/ Meyer Feldberg               Trustee                          April 28, 1999
--------------------------
Meyer Feldberg *

/s/ George W. Gowen              Trustee                          April 28, 1999
--------------------------
George W. Gowen *

/s/ Frederic V. Malek            Trustee                          April 28, 1999
--------------------------
Frederic V. Malek *

/s/ Carl W. Schafer              Trustee                          April 28, 1999
--------------------------
Carl W. Schafer *

/s/ Paul H. Schubert             Vice President and               April 28, 1999
--------------------------       Treasurer (Chief Financial
Paul H. Schubert                 and Accounting Officer)

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                             SIGNATURES (CONTINUED)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.